UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07043

Name of Registrant: Vanguard Admiral Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: August 31

Date of reporting period: November 30, 2016

Item 1: Schedule of Investments

Vanguard Treasury Money Market Fund

Schedule of Investments (unaudited)
As of November 30, 2016

				Face	Market
			Maturity	Amount	Value
		Yield1	Date	($000)	($000)
U.S. Government and Agency Obligations (104.5%)
	United States Treasury Bill	0.240%–0.290%	12/1/16	659,141	659,141
	United States Treasury Bill	0.118%–0.285%	12/8/16	811,782	811,739
	United States Treasury Bill	0.375%	12/15/16	868,000	867,873
	United States Treasury Bill	0.274%–0.322%	12/22/16	336,304	336,245
	United States Treasury Bill	0.221%–0.366%	12/29/16	1,074,257	1,074,068
	United States Treasury Bill	0.300%–0.302%	1/5/17	487,996	487,853
	United States Treasury Bill	0.350%–0.360%	1/12/17	738,556	738,246
	United States Treasury Bill	0.340%	1/19/17	514,000	513,762
	United States Treasury Bill	0.340%–0.343%	1/26/17	2,400,151	2,398,876
	United States Treasury Bill	0.353%–0.475%	2/2/17	531,700	531,366
	United States Treasury Bill	0.420%–0.484%	2/9/17	1,201,010	1,200,014
	United States Treasury Bill	0.446%–0.516%	2/16/17	946,000	944,980
	United States Treasury Bill	0.481%	2/23/17	864,000	863,032
	United States Treasury Bill	0.481%–0.491%	3/2/17	800,000	799,019
	United States Treasury Bill	0.471%–0.522%	3/9/17	568,522	567,786
	United States Treasury Bill	0.487%	3/16/17	149,830	149,618
	United States Treasury Bill	0.501%	3/23/17	250,000	249,611
	United States Treasury Bill	0.612%	6/1/17	625,000	623,073
2	United States Treasury Floating Rate Note	0.575%	1/31/17	300,287	300,286
2	United States Treasury Floating Rate Note	0.568%	7/31/17	100,000	99,971
2	United States Treasury Floating Rate Note	0.659%	10/31/17	100,000	99,890
2	United States Treasury Floating Rate Note	0.763%	1/31/18	135,000	135,049
2	United States Treasury Floating Rate Note	0.661%	10/31/18	500,000	500,009
Total U.S. Government and Agency Obligations (Cost $14,951,507)					14,951,507
Total Investments (104.5%) (Cost $14,951,507)					14,951,507
Other Assets and Liabilities-Net (-4.5%)					(644,917)
Net Assets (100%)					14,306,590
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing
	securities.
2 Adjustable-rate security.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2016, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard S&P 500 Value Index Fund

Schedule of Investments (unaudited)
As of November 30, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (7.2%)
Time Warner Inc.	44,544	4,090
Comcast Corp. Class A	50,905	3,538
General Motors Co.	81,404	2,811
Ford Motor Co.	223,495	2,673
Target Corp.	32,919	2,543
McDonald's Corp.	16,619	1,982
* Johnson Controls International plc	29,730	1,337
Carnival Corp.	24,797	1,275
Genuine Parts Co.	8,525	820
Charter Communications Inc. Class A	2,979	820
Twenty-First Century Fox Inc. Class A	28,647	805
Macy's Inc.	17,666	746
Viacom Inc. Class B	19,885	745
Best Buy Co. Inc.	15,806	722
Whirlpool Corp.	4,322	702
CBS Corp. Class B	10,487	637
Harley-Davidson Inc.	10,242	624
Mattel Inc.	19,515	616
Yum! Brands Inc.	9,585	608
Omnicom Group Inc.	6,906	600
Coach Inc.	15,976	581
Kohl's Corp.	10,286	554
Dollar General Corp.	6,983	540
Darden Restaurants Inc.	7,251	532
VF Corp.	9,330	509
Tiffany & Co.	6,153	508
Marriott International Inc. Class A	6,235	491
PVH Corp.	4,594	487
BorgWarner Inc.	11,570	412
Bed Bath & Beyond Inc.	8,815	395
Nordstrom Inc.	6,668	373
Twenty-First Century Fox Inc.	13,144	369
Staples Inc.	37,252	360
Garmin Ltd.	6,601	344
Ralph Lauren Corp. Class A	3,228	338
PulteGroup Inc.	17,642	333
News Corp. Class A	28,731	332
Gap Inc.	12,553	313
Wynn Resorts Ltd.	3,028	309
* CarMax Inc.	4,641	268
Royal Caribbean Cruises Ltd.	3,164	256
Goodyear Tire & Rubber Co.	7,933	244
Interpublic Group of Cos. Inc.	8,218	198
Foot Locker Inc.	2,702	194
Harman International Industries Inc.	1,728	189
Scripps Networks Interactive Inc. Class A	2,561	177
* AutoNation Inc.	3,814	170
* Urban Outfitters Inc.	5,096	161
* Michael Kors Holdings Ltd.	3,269	152

Leggett & Platt Inc.	2,898	139
TEGNA Inc.	6,035	135
H&R Block Inc.	4,324	96
		39,153
Consumer Staples (9.3%)
Procter & Gamble Co.	152,842	12,603
Wal-Mart Stores Inc.	86,810	6,114
Coca-Cola Co.	106,780	4,309
PepsiCo Inc.	37,095	3,713
Philip Morris International Inc.	39,977	3,529
Kraft Heinz Co.	34,128	2,786
CVS Health Corp.	32,980	2,536
Costco Wholesale Corp.	14,055	2,110
Walgreens Boots Alliance Inc.	21,053	1,784
Sysco Corp.	29,247	1,557
Colgate-Palmolive Co.	23,487	1,532
Archer-Daniels-Midland Co.	33,318	1,440
Kimberly-Clark Corp.	9,261	1,071
Tyson Foods Inc. Class A	17,040	968
Kroger Co.	29,354	948
General Mills Inc.	12,994	792
Whole Foods Market Inc.	18,259	555
Molson Coors Brewing Co. Class B	4,751	466
Kellogg Co.	6,358	458
Mead Johnson Nutrition Co.	5,287	381
Conagra Brands Inc.	10,266	377
JM Smucker Co.	2,798	352
Hershey Co.	3,612	349
McCormick & Co. Inc.	2,102	192
* Lamb Weston Holdings Inc.	1	—
		50,922
Energy (13.2%)
Exxon Mobil Corp.	237,483	20,732
Chevron Corp.	108,045	12,054
Schlumberger Ltd.	79,643	6,694
ConocoPhillips	70,931	3,442
Halliburton Co.	49,314	2,618
Kinder Morgan Inc.	109,949	2,441
Phillips 66	25,458	2,115
Occidental Petroleum Corp.	25,812	1,842
Spectra Energy Corp.	40,153	1,644
Valero Energy Corp.	26,424	1,627
Baker Hughes Inc.	24,506	1,576
EOG Resources Inc.	14,823	1,520
Marathon Petroleum Corp.	30,286	1,424
Anadarko Petroleum Corp.	17,506	1,211
Noble Energy Inc.	24,610	939
Marathon Oil Corp.	48,529	876
Hess Corp.	15,422	863
Apache Corp.	12,601	831
National Oilwell Varco Inc.	21,631	808
Williams Cos. Inc.	24,645	757
Devon Energy Corp.	14,964	723
EQT Corp.	9,890	693
ONEOK Inc.	12,055	662
^ Helmerich & Payne Inc.	6,189	468

* FMC Technologies Inc.	12,925	443
* Concho Resources Inc.	2,933	419
Range Resources Corp.	10,781	379
Cabot Oil & Gas Corp.	15,405	341
* Southwestern Energy Co.	28,333	322
Murphy Oil Corp.	9,252	314
Tesoro Corp.	3,798	309
* Chesapeake Energy Corp.	42,713	299
* Transocean Ltd.	22,090	285
Cimarex Energy Co.	1,890	261
* Newfield Exploration Co.	4,432	200
		72,132
Financials (25.3%)
* Berkshire Hathaway Inc. Class B	108,739	17,120
JPMorgan Chase & Co.	206,863	16,584
Wells Fargo & Co.	260,067	13,763
Bank of America Corp.	584,440	12,343
Citigroup Inc.	166,397	9,383
Goldman Sachs Group Inc.	21,600	4,737
US Bancorp	92,140	4,572
American International Group Inc.	58,251	3,689
MetLife Inc.	62,934	3,462
Chubb Ltd.	26,638	3,410
American Express Co.	44,443	3,202
PNC Financial Services Group Inc.	28,139	3,110
Bank of New York Mellon Corp.	61,146	2,900
Prudential Financial Inc.	25,031	2,518
Capital One Financial Corp.	28,983	2,436
BB&T Corp.	46,654	2,111
Travelers Cos. Inc.	16,506	1,871
Morgan Stanley	44,685	1,848
Aflac Inc.	23,459	1,675
State Street Corp.	20,996	1,654
Discover Financial Services	23,113	1,566
SunTrust Banks Inc.	28,718	1,492
Allstate Corp.	21,271	1,487
M&T Bank Corp.	8,975	1,292
Fifth Third Bancorp	43,894	1,142
CME Group Inc.	9,514	1,074
KeyCorp	61,983	1,073
Hartford Financial Services Group Inc.	22,107	1,042
BlackRock Inc.	2,726	1,011
Marsh & McLennan Cos. Inc.	14,246	987
Regions Financial Corp.	71,887	973
Synchrony Financial	26,313	909
Principal Financial Group Inc.	15,317	884
Lincoln National Corp.	13,328	854
Franklin Resources Inc.	20,125	790
Citizens Financial Group Inc.	23,504	788
Invesco Ltd.	23,479	735
Loews Corp.	15,828	707
Aon plc	5,777	659
Comerica Inc.	9,965	635
Progressive Corp.	17,968	598
Unum Group	13,441	568
Ameriprise Financial Inc.	4,807	549
Zions Bancorporation	11,754	468

Leucadia National Corp.	18,573	409
Huntington Bancshares Inc.	31,600	394
Northern Trust Corp.	4,646	382
Willis Towers Watson plc	2,979	370
T. Rowe Price Group Inc.	4,703	348
People's United Financial Inc.	17,744	332
Navient Corp.	18,085	312
Cincinnati Financial Corp.	4,036	310
Arthur J Gallagher & Co.	4,754	239
Torchmark Corp.	2,986	209
* Affiliated Managers Group Inc.	1,172	174
Legg Mason Inc.	5,292	169
Nasdaq Inc.	2,480	159
Assurant Inc.	1,790	155
		138,633
Health Care (11.1%)
Merck & Co. Inc.	158,367	9,690
Johnson & Johnson	79,909	8,894
Pfizer Inc.	166,747	5,359
UnitedHealth Group Inc.	23,456	3,714
* Express Scripts Holding Co.	36,091	2,739
AbbVie Inc.	41,971	2,552
Medtronic plc	34,828	2,543
Bristol-Myers Squibb Co.	38,279	2,160
Anthem Inc.	15,072	2,148
Amgen Inc.	13,284	1,914
McKesson Corp.	12,931	1,860
Abbott Laboratories	48,829	1,859
Eli Lilly & Co.	21,145	1,419
Cardinal Health Inc.	18,247	1,296
Baxter International Inc.	28,036	1,244
Thermo Fisher Scientific Inc.	7,682	1,076
Humana Inc.	4,527	963
Danaher Corp.	11,835	925
Stryker Corp.	6,766	769
Quest Diagnostics Inc.	7,964	697
* HCA Holdings Inc.	9,811	696
Zimmer Biomet Holdings Inc.	6,414	653
St. Jude Medical Inc.	7,996	633
* Vertex Pharmaceuticals Inc.	7,095	579
Agilent Technologies Inc.	11,749	517
* Intuitive Surgical Inc.	788	507
Zoetis Inc.	9,930	500
* Mylan NV	13,177	482
Perrigo Co. plc	4,762	411
Dentsply Sirona Inc.	6,150	358
* Mallinckrodt plc	6,169	325
Universal Health Services Inc. Class B	1,967	242
Cooper Cos. Inc.	1,448	238
* Varian Medical Systems Inc.	2,403	216
* Henry Schein Inc.	1,447	216
* DaVita Inc.	3,031	192
* Endo International plc	7,463	119
Patterson Cos. Inc.	2,220	86
		60,791

Industrials (11.2%)
General Electric Co.	230,951	7,104
United Technologies Corp.	44,578	4,802
Caterpillar Inc.	33,463	3,198
Union Pacific Corp.	28,624	2,900
FedEx Corp.	13,987	2,681
3M Co.	14,542	2,497
Honeywell International Inc.	20,921	2,384
United Parcel Service Inc. Class B	18,214	2,111
Emerson Electric Co.	36,862	2,080
Delta Air Lines Inc.	42,891	2,066
CSX Corp.	54,184	1,940
Norfolk Southern Corp.	16,816	1,790
Eaton Corp. plc	26,040	1,732
Deere & Co.	16,572	1,660
General Dynamics Corp.	9,044	1,586
Lockheed Martin Corp.	5,928	1,572
American Airlines Group Inc.	30,349	1,409
Cummins Inc.	8,887	1,260
PACCAR Inc.	20,076	1,248
* United Continental Holdings Inc.	16,808	1,159
Raytheon Co.	7,442	1,113
Ingersoll-Rand plc	14,779	1,102
Parker-Hannifin Corp.	7,674	1,066
Illinois Tool Works Inc.	8,047	1,007
Waste Management Inc.	10,954	762
Textron Inc.	15,438	711
L-3 Communications Holdings Inc.	4,420	697
Dover Corp.	8,891	646
Kansas City Southern	6,184	549
Rockwell Automation Inc.	3,856	516
Arconic Inc.	25,112	484
WW Grainger Inc.	1,876	433
* Jacobs Engineering Group Inc.	6,958	431
Fluor Corp.	7,977	427
Republic Services Inc. Class A	7,077	393
Flowserve Corp.	7,445	353
Fortive Corp.	5,860	322
CH Robinson Worldwide Inc.	4,243	318
Fastenal Co.	6,596	313
Xylem Inc.	6,034	311
* United Rentals Inc.	2,902	293
* Quanta Services Inc.	8,623	291
Nielsen Holdings plc	6,366	274
Ryder System Inc.	3,059	240
Pentair plc	3,532	203
Expeditors International of Washington Inc.	3,821	201
JB Hunt Transport Services Inc.	2,066	197
Pitney Bowes Inc.	10,704	154
Robert Half International Inc.	3,267	147
Dun & Bradstreet Corp.	885	108
		61,241
Information Technology (7.8%)
QUALCOMM Inc.	84,396	5,750
Intel Corp.	159,860	5,547
Cisco Systems Inc.	169,954	5,068
International Business Machines Corp.	30,385	4,929

Oracle Corp.	86,183	3,464
* Yahoo! Inc.	50,151	2,057
Texas Instruments Inc.	21,257	1,572
HP Inc.	97,990	1,509
Corning Inc.	54,481	1,309
Western Digital Corp.	16,277	1,036
Automatic Data Processing Inc.	10,713	1,029
Hewlett Packard Enterprise Co.	41,881	997
Symantec Corp.	35,262	860
TE Connectivity Ltd.	11,814	799
Seagate Technology plc	17,103	686
Fidelity National Information Services Inc.	8,259	637
* Micron Technology Inc.	30,932	604
NetApp Inc.	15,962	584
CA Inc.	17,998	575
Xerox Corp.	48,756	456
Linear Technology Corp.	5,634	352
KLA-Tencor Corp.	4,292	343
Harris Corp.	3,136	325
Xilinx Inc.	5,787	312
* Autodesk Inc.	4,265	310
Motorola Solutions Inc.	3,833	308
Western Union Co.	13,454	283
* F5 Networks Inc.	1,247	175
CSRA Inc.	4,758	152
FLIR Systems Inc.	3,980	143
* First Solar Inc.	4,395	133
* Teradata Corp.	4,487	120
		42,424
Materials (3.4%)
Dow Chemical Co.	64,535	3,596
EI du Pont de Nemours & Co.	27,544	2,028
Monsanto Co.	12,532	1,287
International Paper Co.	23,548	1,147
Nucor Corp.	18,234	1,134
* Freeport-McMoRan Inc.	69,990	1,074
Praxair Inc.	8,338	1,003
Newmont Mining Corp.	30,386	986
Air Products & Chemicals Inc.	6,446	931
LyondellBasell Industries NV Class A	8,977	811
WestRock Co.	14,403	737
Eastman Chemical Co.	8,460	636
PPG Industries Inc.	5,948	571
Mosaic Co.	20,059	570
Albemarle Corp.	6,436	565
FMC Corp.	7,643	429
CF Industries Holdings Inc.	13,313	385
Ball Corp.	4,696	352
Sealed Air Corp.	4,835	220
* Owens-Illinois Inc.	9,289	171
		18,633
Real Estate (1.3%)
Simon Property Group Inc.	6,839	1,229
HCP Inc.	26,776	791
Weyerhaeuser Co.	21,442	661
Ventas Inc.	10,871	657

Welltower Inc.	8,201	515
Vornado Realty Trust	5,012	490
Host Hotels & Resorts Inc.	22,173	395
Boston Properties Inc.	3,171	393
SL Green Realty Corp.	3,330	351
General Growth Properties Inc.	13,042	330
Digital Realty Trust Inc.	3,173	293
Iron Mountain Inc.	8,561	282
Macerich Co.	3,670	249
Realty Income Corp.	4,146	230
Federal Realty Investment Trust	1,376	193
Apartment Investment & Management Co.	4,126	174
		7,233
Telecommunication Services (4.1%)
AT&T Inc.	352,332	13,611
Verizon Communications Inc.	140,073	6,990
CenturyLink Inc.	31,269	735
* Level 3 Communications Inc.	9,840	542
^ Frontier Communications Corp.	66,970	244
		22,122
Utilities (5.8%)
NextEra Energy Inc.	26,747	3,055
Duke Energy Corp.	39,456	2,911
Southern Co.	56,055	2,624
Exelon Corp.	52,858	1,718
PG&E Corp.	28,549	1,679
American Electric Power Co. Inc.	28,163	1,663
Dominion Resources Inc.	21,149	1,550
Sempra Energy	14,310	1,428
PPL Corp.	38,833	1,299
Edison International	18,663	1,283
Consolidated Edison Inc.	17,430	1,216
Public Service Enterprise Group Inc.	28,975	1,197
Xcel Energy Inc.	29,098	1,135
WEC Energy Group Inc.	18,074	1,012
DTE Energy Co.	10,277	957
Eversource Energy	18,172	938
FirstEnergy Corp.	24,356	762
Entergy Corp.	10,252	705
Ameren Corp.	13,898	683
CMS Energy Corp.	15,981	643
CenterPoint Energy Inc.	24,666	589
SCANA Corp.	8,187	577
Pinnacle West Capital Corp.	6,369	471
Alliant Energy Corp.	13,020	468
AES Corp.	37,757	432
NiSource Inc.	18,456	405
American Water Works Co. Inc.	4,564	331
NRG Energy Inc.	17,976	204
		31,935
Total Common Stocks (Cost $492,247)		545,219

	Coupon
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.1%)
2,3 Vanguard Market Liquidity Fund	0.691%		4,059	406

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4,5 Federal Home Loan Bank Discount Notes	0.431%	1/25/17	300	300
Total Temporary Cash Investments (Cost $706)				706
Total Investments (99.8%) (Cost $492,953)				545,925
Other Assets and Liabilities-Net (0.2%)[3]				1,310
Net Assets (100%)				547,235

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $127,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $124,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)

Common Stocks	545,219	—	—
Temporary Cash Investments	406	300	—
Futures Contracts—Liabilities[1]	(4)	—	—
Total	545,621	300	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	December 2016	18	1,979	44

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2016, the cost of investment securities for tax purposes was $492,953,000. Net unrealized appreciation of investment securities for tax purposes was $52,972,000, consisting of unrealized gains of $60,908,000 on securities that had risen in value since their purchase and $7,936,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P 500 Growth Index Fund

Schedule of Investments (unaudited)
As of November 30, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)1
Consumer Discretionary (17.9%)
*	Amazon.com Inc.	45,888	34,442
	Home Depot Inc.	144,102	18,647
	Walt Disney Co.	172,434	17,092
	Comcast Corp. Class A	176,513	12,269
	Starbucks Corp.	171,046	9,915
*	Priceline Group Inc.	5,788	8,703
	NIKE Inc. Class B	157,255	7,874
	McDonald's Corp.	65,688	7,835
	Lowe's Cos. Inc.	102,010	7,197
	TJX Cos. Inc.	76,579	5,999
*	Netflix Inc.	49,999	5,850
	Charter Communications Inc. Class A	19,192	5,284
	Ross Stores Inc.	46,309	3,130
*	O'Reilly Automotive Inc.	11,085	3,043
*	AutoZone Inc.	3,408	2,669
	Newell Brands Inc.	56,147	2,639
*	Dollar Tree Inc.	27,496	2,424
*	Johnson Controls International plc	49,538	2,228
	Delphi Automotive plc	31,789	2,034
	L Brands Inc.	28,055	1,970
	Marriott International Inc. Class A	24,630	1,940
	Twenty-First Century Fox Inc. Class A	65,863	1,851
*	Ulta Salon Cosmetics & Fragrance Inc.	6,854	1,779
	Expedia Inc.	14,058	1,744
	CBS Corp. Class B	26,136	1,587
	Advance Auto Parts Inc.	8,589	1,458
*	Mohawk Industries Inc.	7,343	1,450
*	Chipotle Mexican Grill Inc. Class A	3,385	1,342
	Yum! Brands Inc.	21,133	1,340
	Dollar General Corp.	16,048	1,241
	Omnicom Group Inc.	13,525	1,176
*	LKQ Corp.	35,717	1,173
	Tractor Supply Co.	15,532	1,166
	Hasbro Inc.	13,162	1,124
	DR Horton Inc.	39,552	1,096
	VF Corp.	19,710	1,074
	Royal Caribbean Cruises Ltd.	13,093	1,060
	Hanesbrands Inc.	44,062	1,024
	Lennar Corp. Class A	21,933	933
	Wyndham Worldwide Corp.	12,806	922
	Twenty-First Century Fox Inc.	30,125	845
^	Signet Jewelers Ltd.	8,836	807
*	CarMax Inc.	12,944	748
	Foot Locker Inc.	10,266	736
	Interpublic Group of Cos. Inc.	29,966	721
*	Discovery Communications Inc.	26,109	690
*,^ Under Armour Inc. Class A		21,288	656
*	TripAdvisor Inc.	13,308	642
*	Michael Kors Holdings Ltd.	13,031	606

Under Armour Inc.	21,417	552
Harman International Industries Inc.	4,654	509
* Discovery Communications Inc. Class A	17,497	474
Leggett & Platt Inc.	9,722	467
Goodyear Tire & Rubber Co.	14,368	441
Scripps Networks Interactive Inc. Class A	5,836	404
H&R Block Inc.	16,857	374
Wynn Resorts Ltd.	3,114	318
TEGNA Inc.	13,033	292
		198,006
Consumer Staples (9.1%)
Altria Group Inc.	227,871	14,568
Coca-Cola Co.	235,570	9,505
PepsiCo Inc.	92,314	9,241
Philip Morris International Inc.	99,512	8,785
Mondelez International Inc. Class A	181,415	7,482
Reynolds American Inc.	96,547	5,223
Walgreens Boots Alliance Inc.	56,782	4,811
CVS Health Corp.	57,144	4,394
Colgate-Palmolive Co.	56,148	3,663
Costco Wholesale Corp.	22,480	3,374
Constellation Brands Inc. Class A	20,680	3,126
Kimberly-Clark Corp.	23,064	2,666
General Mills Inc.	43,172	2,631
* Monster Beverage Corp.	47,351	2,119
Estee Lauder Cos. Inc. Class A	25,741	2,000
Dr Pepper Snapple Group Inc.	21,612	1,875
Clorox Co.	15,100	1,745
Kroger Co.	51,087	1,650
Church & Dwight Co. Inc.	29,966	1,312
Campbell Soup Co.	22,683	1,290
Kellogg Co.	16,469	1,186
Molson Coors Brewing Co. Class B	11,779	1,155
Hormel Foods Corp.	31,411	1,075
Coty Inc. Class A	55,021	1,029
Conagra Brands Inc.	27,753	1,018
JM Smucker Co.	7,873	992
Brown-Forman Corp. Class B	21,311	966
Hershey Co.	9,048	874
McCormick & Co. Inc.	9,110	831
Mead Johnson Nutrition Co.	10,751	775
* Lamb Weston Holdings Inc.	47	2
		101,363
Energy (1.7%)
Pioneer Natural Resources Co.	19,793	3,781
EOG Resources Inc.	34,034	3,489
Occidental Petroleum Corp.	36,466	2,602
Anadarko Petroleum Corp.	28,025	1,938
* Concho Resources Inc.	10,620	1,519
Devon Energy Corp.	30,517	1,475
Apache Corp.	18,582	1,225
Cimarex Energy Co.	7,187	991
Williams Cos. Inc.	29,373	902
* Newfield Exploration Co.	14,132	639
Cabot Oil & Gas Corp.	22,719	503

Tesoro Corp.	6,117	498
		19,562
Financials (3.8%)
Charles Schwab Corp.	140,412	5,428
Intercontinental Exchange Inc.	69,470	3,849
S&P Global Inc.	30,808	3,666
Morgan Stanley	80,796	3,342
BlackRock Inc.	8,688	3,221
CME Group Inc.	20,153	2,275
Aon plc	19,205	2,191
Marsh & McLennan Cos. Inc.	31,399	2,176
Moody's Corp.	19,515	1,961
T. Rowe Price Group Inc.	19,425	1,439
Synchrony Financial	38,868	1,343
Northern Trust Corp.	15,486	1,272
XL Group Ltd.	32,106	1,160
Willis Towers Watson plc	9,092	1,131
* E*TRADE Financial Corp.	31,914	1,101
Progressive Corp.	31,227	1,040
Ameriprise Financial Inc.	9,047	1,033
Huntington Bancshares Inc.	61,920	772
Cincinnati Financial Corp.	9,260	711
* Affiliated Managers Group Inc.	3,887	576
Arthur J Gallagher & Co.	10,941	551
Nasdaq Inc.	8,296	532
Torchmark Corp.	6,988	490
Citizens Financial Group Inc.	12,930	433
Assurant Inc.	2,988	258
		41,951
Health Care (16.3%)
Johnson & Johnson	156,348	17,402
Pfizer Inc.	367,850	11,823
Gilead Sciences Inc.	153,908	11,343
* Celgene Corp.	90,397	10,713
UnitedHealth Group Inc.	63,312	10,024
Amgen Inc.	60,219	8,676
* Allergan plc	43,744	8,499
* Biogen Inc.	25,559	7,516
Bristol-Myers Squibb Co.	116,918	6,599
Medtronic plc	90,256	6,590
AbbVie Inc.	104,464	6,351
Aetna Inc.	40,912	5,353
Eli Lilly & Co.	70,239	4,714
Thermo Fisher Scientific Inc.	30,313	4,247
Becton Dickinson and Co.	24,812	4,196
Cigna Corp.	29,921	4,032
Danaher Corp.	46,818	3,660
* Regeneron Pharmaceuticals Inc.	8,813	3,342
* Boston Scientific Corp.	158,695	3,247
* Alexion Pharmaceuticals Inc.	26,153	3,206
Abbott Laboratories	72,003	2,741
Stryker Corp.	22,494	2,557
* Illumina Inc.	17,083	2,274
* Edwards Lifesciences Corp.	24,860	2,060
Zoetis Inc.	37,556	1,892
* Intuitive Surgical Inc.	2,876	1,851

CR Bard Inc.	8,567	1,804
* Cerner Corp.	35,046	1,745
Humana Inc.	8,171	1,737
AmerisourceBergen Corp. Class A	19,500	1,521
* Laboratory Corp. of America Holdings	11,913	1,499
St. Jude Medical Inc.	16,944	1,342
* Mettler-Toledo International Inc.	3,094	1,275
* Waters Corp.	9,397	1,265
* Hologic Inc.	32,360	1,239
* Vertex Pharmaceuticals Inc.	14,447	1,179
* Centene Corp.	19,836	1,143
Zimmer Biomet Holdings Inc.	10,263	1,045
* HCA Holdings Inc.	14,478	1,026
* Mylan NV	26,860	983
* Henry Schein Inc.	6,575	979
Dentsply Sirona Inc.	14,672	854
* DaVita Inc.	13,126	831
Universal Health Services Inc. Class B	6,514	801
PerkinElmer Inc.	12,659	642
Agilent Technologies Inc.	14,121	621
Perrigo Co. plc	7,029	607
* Varian Medical Systems Inc.	5,996	539
Cooper Cos. Inc.	2,737	450
Patterson Cos. Inc.	5,165	200
* Endo International plc	8,113	130
		180,365
Industrials (9.2%)
General Electric Co.	574,810	17,681
Boeing Co.	67,664	10,187
3M Co.	40,879	7,021
Honeywell International Inc.	46,159	5,259
Northrop Grumman Corp.	20,806	5,194
United Parcel Service Inc. Class B	43,538	5,047
Lockheed Martin Corp.	17,374	4,608
Union Pacific Corp.	38,816	3,933
Southwest Airlines Co.	72,437	3,376
Raytheon Co.	19,268	2,881
General Dynamics Corp.	15,059	2,641
Illinois Tool Works Inc.	20,891	2,615
Roper Technologies Inc.	11,820	2,141
Stanley Black & Decker Inc.	17,544	2,081
Waste Management Inc.	25,145	1,748
Equifax Inc.	13,918	1,593
* Verisk Analytics Inc. Class A	18,350	1,524
TransDigm Group Inc.	5,843	1,469
Rockwell Collins Inc.	15,123	1,402
AMETEK Inc.	27,187	1,287
Acuity Brands Inc.	5,114	1,286
Fortive Corp.	23,145	1,273
Masco Corp.	38,469	1,218
Alaska Air Group Inc.	14,366	1,182
Cintas Corp.	9,957	1,141
Snap-on Inc.	6,781	1,134
Nielsen Holdings plc	26,289	1,133
Fortune Brands Home & Security Inc.	17,870	986
Rockwell Automation Inc.	7,251	970
Fastenal Co.	20,155	955

Allegion plc	11,113	744
* Stericycle Inc.	9,860	719
Republic Services Inc. Class A	12,761	708
Pentair plc	12,263	705
Expeditors International of Washington Inc.	13,359	705
WW Grainger Inc.	2,654	612
CH Robinson Worldwide Inc.	7,962	596
JB Hunt Transport Services Inc.	6,124	584
Xylem Inc.	8,517	439
* United Rentals Inc.	4,117	416
Robert Half International Inc.	8,537	383
Dun & Bradstreet Corp.	2,396	292
		101,869
Information Technology (33.8%)
Apple Inc.	628,428	69,454
Microsoft Corp.	908,802	54,764
* Facebook Inc. Class A	270,916	32,082
* Alphabet Inc. Class A	34,386	26,679
* Alphabet Inc.	34,461	26,123
Visa Inc. Class A	220,003	17,011
Mastercard Inc. Class A	111,838	11,430
Accenture plc Class A	72,607	8,671
Broadcom Ltd.	46,129	7,865
Intel Corp.	226,222	7,850
Cisco Systems Inc.	240,505	7,172
Oracle Corp.	175,494	7,053
International Business Machines Corp.	39,564	6,418
* Adobe Systems Inc.	58,105	5,974
NVIDIA Corp.	62,442	5,757
Texas Instruments Inc.	73,662	5,446
* salesforce.com Inc.	75,097	5,407
* PayPal Holdings Inc.	130,902	5,142
Applied Materials Inc.	126,041	4,059
* Cognizant Technology Solutions Corp. Class A	70,784	3,899
* eBay Inc.	122,440	3,405
Intuit Inc.	28,551	3,246
Automatic Data Processing Inc.	31,391	3,014
Activision Blizzard Inc.	79,498	2,910
* Electronic Arts Inc.	35,117	2,783
* Fiserv Inc.	25,672	2,686
Analog Devices Inc.	35,791	2,657
Hewlett Packard Enterprise Co.	108,374	2,579
Amphenol Corp. Class A	36,005	2,458
Paychex Inc.	37,425	2,206
Lam Research Corp.	18,693	1,982
Skyworks Solutions Inc.	21,862	1,680
* Red Hat Inc.	21,093	1,669
Microchip Technology Inc.	25,105	1,661
Fidelity National Information Services Inc.	21,404	1,652
* Citrix Systems Inc.	18,159	1,575
Alliance Data Systems Corp.	6,824	1,561
* Akamai Technologies Inc.	20,454	1,364
Juniper Networks Inc.	44,687	1,231
Global Payments Inc.	17,934	1,229
TE Connectivity Ltd.	17,438	1,180
* Micron Technology Inc.	57,977	1,132
Linear Technology Corp.	16,493	1,031

* Autodesk Inc.	14,152	1,028
Xilinx Inc.	17,775	959
Total System Services Inc.	19,290	949
Motorola Solutions Inc.	11,676	937
* VeriSign Inc.	10,829	854
Harris Corp.	8,136	843
* Qorvo Inc.	14,903	796
KLA-Tencor Corp.	9,423	752
* F5 Networks Inc.	5,179	729
Western Union Co.	29,543	621
FLIR Systems Inc.	7,774	279
CSRA Inc.	7,304	234
* Teradata Corp.	6,113	164
		374,292
Materials (2.4%)
Ecolab Inc.	30,606	3,573
EI du Pont de Nemours & Co.	45,884	3,377
Monsanto Co.	25,463	2,615
Sherwin-Williams Co.	9,368	2,517
Praxair Inc.	16,256	1,956
Vulcan Materials Co.	15,484	1,946
LyondellBasell Industries NV Class A	21,445	1,937
PPG Industries Inc.	18,942	1,817
Air Products & Chemicals Inc.	12,136	1,753
Martin Marietta Materials Inc.	7,415	1,627
International Flavors & Fragrances Inc.	9,295	1,125
Ball Corp.	10,721	805
Avery Dennison Corp.	10,347	746
Sealed Air Corp.	13,081	596
		26,390
Real Estate (4.2%)
American Tower Corporation	49,620	5,075
Simon Property Group Inc.	22,698	4,078
Public Storage	17,410	3,644
Crown Castle International Corp.	42,057	3,510
Prologis Inc.	61,453	3,128
Equinix Inc.	8,293	2,809
AvalonBay Communities Inc.	16,013	2,634
Equity Residential	42,566	2,554
Essex Property Trust Inc.	7,624	1,646
Welltower Inc.	25,044	1,572
Boston Properties Inc.	11,472	1,421
Weyerhaeuser Co.	43,662	1,346
Kimco Realty Corp.	48,874	1,248
Realty Income Corp.	21,712	1,204
Ventas Inc.	18,864	1,140
Digital Realty Trust Inc.	12,026	1,110
UDR Inc.	31,114	1,059
General Growth Properties Inc.	41,351	1,048
Extra Space Storage Inc.	14,671	1,029
* CBRE Group Inc. Class A	34,867	1,013
Vornado Realty Trust	9,833	961
Federal Realty Investment Trust	5,433	763
Host Hotels & Resorts Inc.	41,768	745
SL Green Realty Corp.	4,894	516
Macerich Co.	6,609	449

Apartment Investment & Management Co.			9,841	414
Iron Mountain Inc.			11,134	368
				46,484
Telecommunication Services (0.9%)
Verizon Communications Inc.			190,157	9,489
* Level 3 Communications Inc.			13,925	767
				10,256
Utilities (0.3%)
Dominion Resources Inc.			29,951	2,195
American Water Works Co. Inc.			11,369	824
				3,019
Total Common Stocks (Cost $971,625)				1,103,557
	Coupon
Temporary Cash Investments (0.3%)1
Money Market Fund (0.3%)
2,3 Vanguard Market Liquidity Fund	0.691%		28,076	2,808

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4 United States Treasury Bill	0.310%	2/2/17	100	100
Total Temporary Cash Investments (Cost $2,908)				2,908
Total Investments (99.9%) (Cost $974,533)				1,106,465
Other Assets and Liabilities-Net (0.1%)3				1,516
Net Assets (100%)				1,107,981

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $248,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $256,000 of collateral received for securities on loan.
4 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,103,557	—	—
Temporary Cash Investments	2,808	100	—
Futures Contracts—Liabilities[1]	(9)	—	—
Total	1,106,356	100	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short) (Depreciation)
E-mini S&P 500 Index	December 2016	35	3,848	113

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2016, the cost of investment securities for tax purposes was $974,533,000. Net unrealized appreciation of investment securities for tax purposes was $131,932,000, consisting of unrealized gains of $148,760,000 on securities that had risen in value since their purchase and $16,828,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Mid-Cap 400 Index Fund

Schedule of Investments (unaudited)
As of November 30, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (11.4%)
	Domino's Pizza Inc.	44,545	7,485
*	NVR Inc.	3,344	5,334
	Gentex Corp.	264,748	4,895
	Service Corp. International	178,748	4,824
	Dick's Sporting Goods Inc.	81,248	4,799
^	Polaris Industries Inc.	55,024	4,779
	Dunkin' Brands Group Inc.	84,694	4,598
	Thor Industries Inc.	44,093	4,434
*	Panera Bread Co. Class A	20,554	4,360
	Carter's Inc.	46,215	4,219
	Brunswick Corp.	83,293	4,175
	Williams-Sonoma Inc.	75,725	4,148
*	Toll Brothers Inc.	139,326	4,132
	Pool Corp.	38,818	3,906
	Cinemark Holdings Inc.	97,635	3,890
^	Cracker Barrel Old Country Store Inc.	22,105	3,597
*	Sally Beauty Holdings Inc.	135,203	3,541
*	Live Nation Entertainment Inc.	121,872	3,373
	CST Brands Inc.	69,879	3,356
	Jack in the Box Inc.	30,173	3,139
*	AMC Networks Inc. Class A	55,322	3,057
*,^ Tempur Sealy International Inc.		46,922	2,970
*	Cabela's Inc.	47,411	2,951
*	Buffalo Wild Wings Inc.	16,894	2,848
*	Skechers U.S.A. Inc. Class A	123,103	2,804
	Texas Roadhouse Inc. Class A	59,188	2,775
*,^ JC Penney Co. Inc.		284,145	2,691
	American Eagle Outfitters Inc.	157,757	2,613
	Tupperware Brands Corp.	46,664	2,587
	Cable One Inc.	4,331	2,560
	Office Depot Inc.	502,279	2,446
	Cheesecake Factory Inc.	41,291	2,443
	Brinker International Inc.	45,852	2,435
	GameStop Corp. Class A	95,994	2,370
	Wendy's Co.	188,176	2,365
*	Murphy USA Inc.	33,994	2,318
	CalAtlantic Group Inc.	68,881	2,300
	John Wiley & Sons Inc. Class A	41,318	2,266
	Dana Inc.	132,454	2,237
*	Vista Outdoor Inc.	55,715	2,237
*	Helen of Troy Ltd.	25,707	2,188
	Graham Holdings Co. Class B	4,297	2,105
	Big Lots Inc.	40,979	2,074
	Meredith Corp.	33,747	1,875
	Chico's FAS Inc.	121,947	1,867
*	Deckers Outdoor Corp.	29,593	1,760
	Churchill Downs Inc.	11,491	1,759
*	Kate Spade & Co.	118,237	1,756
	Aaron's Inc.	59,822	1,742

*	Sotheby's	44,304	1,731
*	TRI Pointe Group Inc.	135,033	1,569
	DeVry Education Group Inc.	52,416	1,565
	Time Inc.	91,434	1,481
	New York Times Co. Class A	111,332	1,447
*	Fossil Group Inc.	38,584	1,290
*,^ Restoration Hardware Holdings Inc.		34,872	1,257
	KB Home	75,572	1,197
	HSN Inc.	29,125	1,110
	International Speedway Corp. Class A	23,821	877
			168,907
Consumer Staples (4.2%)
*	WhiteWave Foods Co. Class A	163,554	9,010
	Ingredion Inc.	66,627	7,821
*	Post Holdings Inc.	59,684	4,556
	Casey's General Stores Inc.	36,169	4,356
*	Edgewell Personal Care Co.	54,421	4,307
*	Lamb Weston Holdings Inc.	128,254	4,294
*	Hain Celestial Group Inc.	95,504	3,743
*	TreeHouse Foods Inc.	52,362	3,630
	Snyder's-Lance Inc.	78,948	2,941
^	Flowers Foods Inc.	168,092	2,609
*	Sprouts Farmers Market Inc.	128,823	2,578
	Energizer Holdings Inc.	57,162	2,565
	Lancaster Colony Corp.	17,978	2,436
*	United Natural Foods Inc.	46,523	2,184
*	Avon Products Inc.	403,569	2,167
	Dean Foods Co.	83,521	1,659
*	Boston Beer Co. Inc. Class A	8,282	1,433
^	Tootsie Roll Industries Inc.	16,101	608
			62,897
Energy (4.0%)
*	Energen Corp.	89,606	5,562
*	WPX Energy Inc.	317,885	4,940
	HollyFrontier Corp.	162,957	4,688
*	QEP Resources Inc.	221,211	4,349
	Nabors Industries Ltd.	261,624	4,212
	Patterson-UTI Energy Inc.	136,394	3,638
	CONSOL Energy Inc.	163,116	3,357
	SM Energy Co.	80,208	3,197
*	Gulfport Energy Corp.	115,754	2,974
	World Fuel Services Corp.	65,046	2,892
	Ensco plc Class A	278,321	2,689
	Western Refining Inc.	73,085	2,621
	Superior Energy Services Inc.	140,089	2,415
	Oceaneering International Inc.	90,553	2,413
*	Rowan Cos. plc Class A	115,838	2,064
*	Dril-Quip Inc.	34,698	1,962
*	Oil States International Inc.	47,427	1,700
	Noble Corp. plc	222,447	1,384
*	Denbury Resources Inc.	363,940	1,376
*,^ Diamond Offshore Drilling Inc.		58,904	1,064
			59,497
Financials (16.3%)
	Raymond James Financial Inc.	116,390	8,373
	Everest Re Group Ltd.	38,665	8,141

* Alleghany Corp.	14,249	8,093
* SVB Financial Group	48,033	7,591
* Signature Bank	49,552	7,428
Reinsurance Group of America Inc. Class A	59,137	7,218
New York Community Bancorp Inc.	449,584	7,184
MSCI Inc. Class A	87,346	6,883
East West Bancorp Inc.	133,017	6,369
FactSet Research Systems Inc.	37,526	6,011
SEI Investments Co.	125,089	5,902
MarketAxess Holdings Inc.	34,735	5,758
PacWest Bancorp	111,150	5,696
WR Berkley Corp.	90,651	5,601
American Financial Group Inc.	67,377	5,540
Endurance Specialty Holdings Ltd.	59,263	5,464
CBOE Holdings Inc.	75,034	5,170
RenaissanceRe Holdings Ltd.	38,042	4,967
Brown & Brown Inc.	105,837	4,588
Commerce Bancshares Inc.	80,496	4,412
Synovus Financial Corp.	113,487	4,393
Prosperity Bancshares Inc.	64,142	4,242
Eaton Vance Corp.	104,709	4,234
Cullen/Frost Bankers Inc.	51,030	4,200
Webster Financial Corp.	84,632	4,199
First Horizon National Corp.	214,199	4,087
Bank of the Ozarks Inc.	83,857	4,069
Old Republic International Corp.	225,325	4,027
First American Financial Corp.	101,291	3,823
* SLM Corp.	361,480	3,640
Umpqua Holdings Corp.	203,293	3,613
PrivateBancorp Inc.	73,394	3,433
Hanover Insurance Group Inc.	39,463	3,417
Chemical Financial Corp.	64,598	3,351
Bank of Hawaii Corp.	39,575	3,299
Associated Banc-Corp	137,187	3,135
* Stifel Financial Corp.	61,133	3,047
Primerica Inc.	42,909	3,034
Hancock Holding Co.	71,598	2,975
FNB Corp.	194,008	2,964
CNO Financial Group Inc.	161,710	2,895
MB Financial Inc.	65,895	2,851
Fulton Financial Corp.	159,792	2,836
Aspen Insurance Holdings Ltd.	55,589	2,832
TCF Financial Corp.	157,934	2,740
Washington Federal Inc.	83,554	2,711
Valley National Bancorp	234,971	2,665
Cathay General Bancorp	68,452	2,403
Federated Investors Inc. Class B	86,649	2,382
BancorpSouth Inc.	79,470	2,269
Trustmark Corp.	62,452	2,105
International Bancshares Corp.	53,593	2,086
* Genworth Financial Inc. Class A	460,221	1,970
Mercury General Corp.	33,682	1,967
Kemper Corp.	44,864	1,837
Janus Capital Group Inc.	132,223	1,785
Waddell & Reed Financial Inc. Class A	75,754	1,479
^ WisdomTree Investments Inc.	104,956	1,161
		240,545

Health Care (7.5%)
* IDEXX Laboratories Inc.	82,648	9,724
ResMed Inc.	129,870	7,984
* Align Technology Inc.	69,455	6,463
Teleflex Inc.	40,647	6,013
* WellCare Health Plans Inc.	40,865	5,599
* MEDNAX Inc.	84,941	5,561
West Pharmaceutical Services Inc.	67,590	5,485
STERIS plc	79,527	5,218
* United Therapeutics Corp.	40,128	5,040
* VCA Inc.	74,652	4,673
* ABIOMED Inc.	36,949	4,147
Bio-Techne Corp.	34,433	3,628
HealthSouth Corp.	82,881	3,454
* Amsurg Corp.	50,604	3,447
* Bio-Rad Laboratories Inc. Class A	19,070	3,309
* Charles River Laboratories International Inc.	43,664	3,105
* NuVasive Inc.	46,363	3,009
Hill-Rom Holdings Inc.	55,003	2,934
* PAREXEL International Corp.	48,835	2,881
* Catalent Inc.	115,178	2,756
* Prestige Brands Holdings Inc.	48,865	2,324
* Molina Healthcare Inc.	39,342	2,080
* LifePoint Health Inc.	37,084	2,038
Owens & Minor Inc.	57,636	1,954
* Allscripts Healthcare Solutions Inc.	172,301	1,892
* LivaNova plc	40,795	1,806
* Akorn Inc.	81,481	1,729
* Halyard Health Inc.	43,110	1,602
* Tenet Healthcare Corp.	72,696	1,107
		110,962
Industrials (14.9%)
Huntington Ingalls Industries Inc.	43,187	7,720
Wabtec Corp.	83,188	7,044
Carlisle Cos. Inc.	59,649	6,691
AO Smith Corp.	136,860	6,655
IDEX Corp.	70,276	6,579
* JetBlue Airways Corp.	298,739	6,002
B/E Aerospace Inc.	93,809	5,632
* Old Dominion Freight Line Inc.	64,243	5,608
ManpowerGroup Inc.	63,260	5,403
Lennox International Inc.	36,117	5,370
Toro Co.	100,905	5,341
Hubbell Inc. Class B	47,504	5,334
Nordson Corp.	49,099	5,240
* AECOM	141,875	5,157
Donaldson Co. Inc.	122,892	4,984
* Copart Inc.	89,867	4,918
Oshkosh Corp.	67,838	4,749
Orbital ATK Inc.	54,055	4,612
Lincoln Electric Holdings Inc.	58,369	4,583
Graco Inc.	51,400	4,175
Curtiss-Wright Corp.	41,010	4,122
* Genesee & Wyoming Inc. Class A	52,848	4,038
* Teledyne Technologies Inc.	31,994	3,995
Trinity Industries Inc.	140,691	3,910
EMCOR Group Inc.	56,130	3,894

MSC Industrial Direct Co. Inc. Class A	41,061	3,668
Watsco Inc.	23,812	3,548
AGCO Corp.	62,909	3,510
Woodward Inc.	51,087	3,460
Crane Co.	45,830	3,368
ITT Inc.	82,727	3,340
EnerSys	40,094	3,191
CLARCOR Inc.	45,022	3,172
Landstar System Inc.	38,877	3,167
* Kirby Corp.	49,723	3,155
Valmont Industries Inc.	20,902	3,112
* Avis Budget Group Inc.	81,149	3,107
Terex Corp.	100,272	3,060
Deluxe Corp.	45,028	3,048
Regal Beloit Corp.	41,323	3,012
Rollins Inc.	88,689	2,850
* Clean Harbors Inc.	48,315	2,553
Joy Global Inc.	90,641	2,541
Timken Co.	65,060	2,541
Kennametal Inc.	73,598	2,538
* Esterline Technologies Corp.	27,144	2,387
KBR Inc.	131,572	2,199
HNI Corp.	41,053	2,166
Granite Construction Inc.	36,569	2,157
* NOW Inc.	99,255	2,138
* Dycom Industries Inc.	29,018	2,125
^ GATX Corp.	37,311	2,039
* KLX Inc.	48,677	1,898
Herman Miller Inc.	55,277	1,796
MSA Safety Inc.	28,763	1,788
CEB Inc.	29,746	1,754
* FTI Consulting Inc.	38,959	1,664
Triumph Group Inc.	45,249	1,258
Werner Enterprises Inc.	40,821	1,104
		220,170
Information Technology (17.8%)
* Synopsys Inc.	139,686	8,448
CDK Global Inc.	138,584	7,996
Computer Sciences Corp.	129,618	7,859
* Gartner Inc.	76,264	7,841
* ANSYS Inc.	80,507	7,570
* Cadence Design Systems Inc.	269,841	7,091
Broadridge Financial Solutions Inc.	109,177	7,068
Leidos Holdings Inc.	131,214	6,718
* Trimble Inc.	230,004	6,484
Jack Henry & Associates Inc.	72,496	6,267
* Advanced Micro Devices Inc.	677,872	6,040
* Keysight Technologies Inc.	156,866	5,777
* Arrow Electronics Inc.	84,246	5,751
* Microsemi Corp.	104,483	5,720
* Ultimate Software Group Inc.	26,714	5,475
Avnet Inc.	117,571	5,395
* Ingram Micro Inc.	138,154	5,173
* PTC Inc.	106,117	5,169
* ARRIS International plc	176,016	5,050
Cognex Corp.	78,569	4,691
Brocade Communications Systems Inc.	370,061	4,567

	Teradyne Inc.	186,781	4,554
*	Tyler Technologies Inc.	30,529	4,546
*	NCR Corp.	114,286	4,429
*	Fortinet Inc.	135,510	4,079
*	WEX Inc.	35,496	3,923
*	Zebra Technologies Corp.	48,714	3,851
	Jabil Circuit Inc.	176,417	3,731
	Mentor Graphics Corp.	99,851	3,650
*	Manhattan Associates Inc.	66,109	3,464
	Science Applications International Corp.	41,386	3,417
*	ViaSat Inc.	47,385	3,378
	Cypress Semiconductor Corp.	296,538	3,336
	MAXIMUS Inc.	59,911	3,312
*	IPG Photonics Corp.	34,353	3,295
	j2 Global Inc.	44,327	3,258
	Fair Isaac Corp.	28,488	3,239
*	Cirrus Logic Inc.	57,686	3,173
	SYNNEX Corp.	26,803	3,134
	DST Systems Inc.	30,116	3,108
*	CoreLogic Inc.	81,522	3,076
	Littelfuse Inc.	20,677	3,015
*	Integrated Device Technology Inc.	124,019	2,902
	Belden Inc.	38,890	2,874
	National Instruments Corp.	97,372	2,870
	Monolithic Power Systems Inc.	34,398	2,822
	Intersil Corp. Class A	125,109	2,771
*	Tech Data Corp.	32,514	2,759
*	Ciena Corp.	127,528	2,735
*	NetScout Systems Inc.	84,942	2,650
*	Silicon Laboratories Inc.	38,409	2,548
	InterDigital Inc.	31,630	2,505
*	Versum Materials Inc.	99,986	2,446
*	Cree Inc.	93,129	2,358
	Convergys Corp.	88,565	2,291
*	CommVault Systems Inc.	38,153	2,060
*	ACI Worldwide Inc.	108,211	2,014
*,^ WebMD Health Corp.		36,006	1,921
*	Acxiom Corp.	71,493	1,897
	Vishay Intertechnology Inc.	124,474	1,886
*	Synaptics Inc.	32,154	1,755
*	VeriFone Systems Inc.	102,493	1,731
	Plantronics Inc.	30,653	1,588
	Diebold Inc.	69,385	1,582
*,^ 3D Systems Corp.		98,476	1,364
*	Knowles Corp.	81,939	1,313
*	NeuStar Inc. Class A	49,790	1,207
*	comScore Inc.	40,894	1,188
			263,155
Materials (7.3%)
	Steel Dynamics Inc.	225,000	7,983
	Packaging Corp. of America	86,980	7,372
	Valspar Corp.	67,317	6,872
	RPM International Inc.	122,889	6,502
	Ashland Global Holdings Inc.	57,322	6,460
	Reliance Steel & Aluminum Co.	66,953	5,430
^	United States Steel Corp.	155,521	5,030
	Sonoco Products Co.	92,532	5,009

Bemis Co. Inc.	87,433	4,378
Eagle Materials Inc.	44,536	4,329
AptarGroup Inc.	58,100	4,252
Royal Gold Inc.	60,256	4,196
Olin Corp.	152,480	3,964
Scotts Miracle-Gro Co. Class A	41,830	3,818
NewMarket Corp.	8,533	3,570
Sensient Technologies Corp.	41,347	3,229
Cabot Corp.	57,594	2,933
Minerals Technologies Inc.	32,170	2,606
PolyOne Corp.	77,629	2,559
* Louisiana-Pacific Corp.	131,263	2,539
Compass Minerals International Inc.	31,203	2,420
Commercial Metals Co.	105,857	2,330
Worthington Industries Inc.	40,705	2,291
Domtar Corp.	57,793	2,270
^ Allegheny Technologies Inc.	100,675	1,766
Silgan Holdings Inc.	34,650	1,715
Carpenter Technology Corp.	43,058	1,540
Greif Inc. Class A	23,577	1,211
		108,574
Real Estate (10.8%)
Duke Realty Corp.	323,757	8,233
Alexandria Real Estate Equities Inc.	71,974	7,888
Regency Centers Corp.	96,451	6,447
Mid-America Apartment Communities Inc.	69,722	6,389
Camden Property Trust	80,689	6,351
Kilroy Realty Corp.	85,088	6,155
National Retail Properties Inc.	135,698	5,792
American Campus Communities Inc.	120,436	5,674
Liberty Property Trust	135,458	5,337
Omega Healthcare Investors Inc.	178,572	5,261
Lamar Advertising Co. Class A	76,480	5,070
Douglas Emmett Inc.	132,455	4,860
Hospitality Properties Trust	151,595	4,395
Highwoods Properties Inc.	91,035	4,375
Jones Lang LaSalle Inc.	41,707	4,224
EPR Properties	58,739	4,085
Taubman Centers Inc.	55,757	4,052
Senior Housing Properties Trust	219,244	3,960
Weingarten Realty Investors	108,576	3,856
DCT Industrial Trust Inc.	83,230	3,824
Medical Properties Trust Inc.	295,559	3,523
Life Storage Inc.	42,837	3,480
Post Properties Inc.	49,396	3,212
Healthcare Realty Trust Inc.	106,976	3,143
Communications Sales & Leasing Inc.	125,509	3,129
Tanger Factory Outlet Centers Inc.	88,688	3,057
Rayonier Inc.	113,444	3,007
LaSalle Hotel Properties	104,396	2,930
First Industrial Realty Trust Inc.	107,902	2,854
Education Realty Trust Inc.	67,449	2,738
Equity One Inc.	84,965	2,537
Corporate Office Properties Trust	87,499	2,504
Cousins Properties Inc.	315,196	2,493
* CoreCivic Inc.	108,527	2,465
Urban Edge Properties	84,473	2,288

Mack-Cali Realty Corp.	82,792	2,239
Alexander & Baldwin Inc.	42,540	1,875
Care Capital Properties Inc.	77,530	1,867
Washington Prime Group Inc.	171,192	1,715
Potlatch Corp.	37,426	1,537
*	Quality Care Properties Inc.	85,526	1,283
*	Parkway Inc.	53	1
160,105
Telecommunication Services (0.2%)
Telephone & Data Systems Inc.	85,908	2,313

Utilities (5.3%)
Westar Energy Inc. Class A	130,827	7,452
UGI Corp.	159,914	7,164
Atmos Energy Corp.	95,857	6,817
OGE Energy Corp.	184,342	5,834
Great Plains Energy Inc.	191,421	5,052
MDU Resources Group Inc.	180,290	5,016
Aqua America Inc.	163,699	4,867
National Fuel Gas Co.	78,460	4,424
Vectren Corp.	76,476	3,753
IDACORP Inc.	46,533	3,543
WGL Holdings Inc.	47,146	3,421
Southwest Gas Corp.	43,838	3,250
Hawaiian Electric Industries Inc.	99,896	3,077
ONE Gas Inc.	48,237	2,895
Black Hills Corp.	48,314	2,838
New Jersey Resources Corp.	79,550	2,741
NorthWestern Corp.	44,611	2,503
PNM Resources Inc.	73,556	2,324
*	Talen Energy Corp.	78,668	1,098
78,069
Total Common Stocks (Cost $1,347,047)	1,475,194

Coupon
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.7%)
2,3 Vanguard Market Liquidity Fund	0.691%	95,299	9,531

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill	0.287%	1/5/17	200	200
4	United States Treasury Bill	0.310%	2/2/17	100	100
300
Total Temporary Cash Investments (Cost $9,831)	9,831
Total Investments (100.4%) (Cost $1,356,878)	1,485,025
Other Assets and Liabilities-Net (-0.4%)[3]	(6,020)
Net Assets (100%)	1,479,005

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,726,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $6,869,000 of collateral received for securities on loan.
4 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,475,194	—	—
Temporary Cash Investments	9,531	300	—
Futures Contracts—Liabilities[1]	(3)	—	—
Total	1,484,722	300	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P Mid-Cap 400 Index	December 2016	21	3,416	5

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2016, the cost of investment securities for tax purposes was $1,356,878,000. Net unrealized appreciation of investment securities for tax purposes was $128,147,000, consisting of unrealized gains of $200,504,000 on securities that had risen in value since their purchase and $72,357,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Mid-Cap 400 Growth Index Fund

Schedule of Investments (unaudited)
As of November 30, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (13.0%)
	Domino's Pizza Inc.	45,818	7,699
*	NVR Inc.	3,441	5,488
	Service Corp. International	183,834	4,962
	Dunkin' Brands Group Inc.	87,100	4,729
*	Panera Bread Co. Class A	21,140	4,484
	Carter's Inc.	47,527	4,339
*	Toll Brothers Inc.	143,277	4,250
	Pool Corp.	39,919	4,016
*	AMC Networks Inc. Class A	56,880	3,143
	Gentex Corp.	168,797	3,121
*,^ Tempur Sealy International Inc.		48,245	3,054
*	Buffalo Wild Wings Inc.	17,399	2,933
*	Skechers U.S.A. Inc. Class A	126,561	2,883
^	Polaris Industries Inc.	31,133	2,704
	Wendy's Co.	193,526	2,433
*	Vista Outdoor Inc.	57,297	2,300
*	Helen of Troy Ltd.	26,434	2,250
	Thor Industries Inc.	22,224	2,235
	Williams-Sonoma Inc.	38,947	2,134
	Texas Roadhouse Inc. Class A	45,043	2,112
	Brunswick Corp.	40,268	2,018
	Jack in the Box Inc.	18,622	1,937
	Churchill Downs Inc.	11,810	1,808
	Cinemark Holdings Inc.	45,196	1,801
*	Sally Beauty Holdings Inc.	65,330	1,711
	Cable One Inc.	2,672	1,579
^	Cracker Barrel Old Country Store Inc.	9,549	1,554
*	Live Nation Entertainment Inc.	51,367	1,422
*,^ Restoration Hardware Holdings Inc.		36,341	1,310
	CalAtlantic Group Inc.	37,534	1,253
	Cheesecake Factory Inc.	20,013	1,184
	Brinker International Inc.	20,767	1,103
*	TRI Pointe Group Inc.	75,244	874
*	Kate Spade & Co.	42,660	634
			91,457
Consumer Staples (5.7%)
*	WhiteWave Foods Co. Class A	168,243	9,269
*	Post Holdings Inc.	61,380	4,685
	Ingredion Inc.	30,151	3,539
^	Flowers Foods Inc.	172,818	2,682
*	Sprouts Farmers Market Inc.	132,448	2,650
*	Lamb Weston Holdings Inc.	75,031	2,512
	Casey's General Stores Inc.	20,092	2,420
*	Hain Celestial Group Inc.	55,012	2,156
*	TreeHouse Foods Inc.	25,852	1,792
	Snyder's-Lance Inc.	47,072	1,754
	Lancaster Colony Corp.	11,833	1,603
*	Edgewell Personal Care Co.	20,154	1,595

Energizer Holdings Inc.	25,343	1,137
* Boston Beer Co. Inc. Class A	6,037	1,045
* Avon Products Inc.	116,483	626
^ Tootsie Roll Industries Inc.	9,427	356
		39,821
Financials (14.9%)
* SVB Financial Group	49,405	7,807
* Signature Bank	50,966	7,640
MSCI Inc. Class A	89,845	7,080
FactSet Research Systems Inc.	38,598	6,182
SEI Investments Co.	128,661	6,070
MarketAxess Holdings Inc.	35,723	5,922
CBOE Holdings Inc.	77,173	5,317
East West Bancorp Inc.	88,923	4,258
First Horizon National Corp.	220,274	4,203
Bank of the Ozarks Inc.	86,231	4,184
Old Republic International Corp.	231,721	4,141
Raymond James Financial Inc.	51,473	3,703
PrivateBancorp Inc.	75,469	3,530
Brown & Brown Inc.	69,652	3,019
American Financial Group Inc.	34,644	2,849
Webster Financial Corp.	49,623	2,462
Commerce Bancshares Inc.	43,888	2,406
Synovus Financial Corp.	61,871	2,395
RenaissanceRe Holdings Ltd.	18,001	2,350
Eaton Vance Corp.	52,782	2,135
Bank of Hawaii Corp.	24,830	2,070
Chemical Financial Corp.	37,856	1,964
MB Financial Inc.	43,351	1,876
Primerica Inc.	25,582	1,809
Washington Federal Inc.	50,691	1,645
Cathay General Bancorp	45,734	1,605
Fulton Financial Corp.	75,790	1,345
^ WisdomTree Investments Inc.	109,225	1,208
Federated Investors Inc. Class B	43,779	1,203
BancorpSouth Inc.	40,957	1,169
Janus Capital Group Inc.	69,529	939
Waddell & Reed Financial Inc. Class A	37,052	724
		105,210
Health Care (13.0%)
* IDEXX Laboratories Inc.	85,016	10,002
ResMed Inc.	133,589	8,213
* Align Technology Inc.	71,438	6,647
* MEDNAX Inc.	87,361	5,719
STERIS plc	81,791	5,366
* United Therapeutics Corp.	41,268	5,184
* VCA Inc.	76,773	4,806
* ABIOMED Inc.	37,995	4,265
Teleflex Inc.	25,503	3,773
Bio-Techne Corp.	35,407	3,730
West Pharmaceutical Services Inc.	45,875	3,723
* Amsurg Corp.	52,035	3,545
* Charles River Laboratories International Inc.	44,895	3,192
* NuVasive Inc.	47,729	3,098
* PAREXEL International Corp.	50,205	2,962
* WellCare Health Plans Inc.	19,758	2,707

* Prestige Brands Holdings Inc.	50,257	2,391
Hill-Rom Holdings Inc.	36,774	1,962
HealthSouth Corp.	45,962	1,915
* LivaNova plc	41,948	1,857
* Akorn Inc.	83,784	1,778
* Catalent Inc.	71,078	1,701
* Molina Healthcare Inc.	21,088	1,115
* Allscripts Healthcare Solutions Inc.	78,170	858
* Halyard Health Inc.	17,768	660
* Community Health Systems Inc. CVR	29,782	—
		91,169
Industrials (10.6%)
AO Smith Corp.	140,770	6,846
* JetBlue Airways Corp.	307,267	6,173
Lennox International Inc.	37,148	5,523
Toro Co.	103,781	5,493
Wabtec Corp.	52,190	4,419
Huntington Ingalls Industries Inc.	22,656	4,050
IDEX Corp.	39,750	3,721
* Copart Inc.	61,921	3,388
Nordson Corp.	28,278	3,018
Rollins Inc.	91,182	2,930
* Old Dominion Freight Line Inc.	33,050	2,885
Graco Inc.	33,830	2,748
B/E Aerospace Inc.	41,500	2,492
Watsco Inc.	16,403	2,444
Hubbell Inc. Class B	20,524	2,304
* Dycom Industries Inc.	29,832	2,185
Donaldson Co. Inc.	51,834	2,102
Curtiss-Wright Corp.	18,560	1,866
CEB Inc.	30,582	1,803
Deluxe Corp.	23,616	1,599
Woodward Inc.	23,116	1,566
Crane Co.	21,201	1,558
ITT Inc.	35,730	1,442
Herman Miller Inc.	27,920	907
KBR Inc.	52,903	884
		74,346
Information Technology (22.5%)
CDK Global Inc.	142,553	8,225
* Gartner Inc.	78,446	8,066
* ANSYS Inc.	82,808	7,786
* Cadence Design Systems Inc.	277,562	7,294
Broadridge Financial Solutions Inc.	112,300	7,270
Jack Henry & Associates Inc.	74,566	6,445
* Microsemi Corp.	107,464	5,884
* Synopsys Inc.	94,833	5,736
* Ultimate Software Group Inc.	27,476	5,631
* ARRIS International plc	181,030	5,194
Cognex Corp.	80,801	4,825
* Tyler Technologies Inc.	31,395	4,675
* Fortinet Inc.	139,358	4,195
* Zebra Technologies Corp.	50,095	3,960
* Manhattan Associates Inc.	67,980	3,562
MAXIMUS Inc.	61,602	3,406
* IPG Photonics Corp.	35,324	3,388

	j2 Global Inc.	45,578	3,350
	Fair Isaac Corp.	29,293	3,330
*	Cirrus Logic Inc.	59,388	3,266
	DST Systems Inc.	30,963	3,196
*	Integrated Device Technology Inc.	127,518	2,984
*	PTC Inc.	61,114	2,977
	Monolithic Power Systems Inc.	35,366	2,901
*	Advanced Micro Devices Inc.	320,812	2,858
*	Ciena Corp.	131,113	2,812
*	Trimble Inc.	96,981	2,734
	Leidos Holdings Inc.	51,300	2,627
*	WEX Inc.	21,541	2,380
	Convergys Corp.	91,044	2,355
*	ViaSat Inc.	30,204	2,153
	Littelfuse Inc.	14,665	2,138
*	ACI Worldwide Inc.	111,279	2,071
*,^ WebMD Health Corp.		37,021	1,975
*	CoreLogic Inc.	51,150	1,930
*	Silicon Laboratories Inc.	27,636	1,834
*	Synaptics Inc.	33,060	1,804
	Belden Inc.	22,398	1,655
	National Instruments Corp.	50,046	1,475
	Brocade Communications Systems Inc.	98,912	1,221
*	Versum Materials Inc.	49,321	1,206
*	CommVault Systems Inc.	21,561	1,164
	InterDigital Inc.	14,351	1,137
	Plantronics Inc.	19,901	1,031
*	Acxiom Corp.	33,908	900
*	comScore Inc.	28,161	818
*	NeuStar Inc. Class A	28,023	680
			158,504
Materials (5.5%)
	Packaging Corp. of America	89,470	7,584
	Eagle Materials Inc.	45,799	4,452
	Valspar Corp.	40,848	4,170
	RPM International Inc.	65,724	3,477
	Ashland Global Holdings Inc.	30,069	3,389
	AptarGroup Inc.	34,651	2,536
	Scotts Miracle-Gro Co. Class A	25,815	2,356
	NewMarket Corp.	5,089	2,129
	Sensient Technologies Corp.	22,965	1,793
	Minerals Technologies Inc.	20,838	1,688
*	Louisiana-Pacific Corp.	86,350	1,670
	Compass Minerals International Inc.	17,965	1,393
	PolyOne Corp.	37,518	1,237
	Silgan Holdings Inc.	18,545	918
			38,792
Real Estate (12.9%)
	Regency Centers Corp.	99,207	6,631
	Lamar Advertising Co. Class A	78,657	5,214
	Alexandria Real Estate Equities Inc.	45,155	4,949
	Mid-America Apartment Communities Inc.	50,196	4,599
	Jones Lang LaSalle Inc.	42,894	4,344
	Duke Realty Corp.	156,512	3,980
	Weingarten Realty Investors	111,650	3,965
	Kilroy Realty Corp.	54,255	3,925

Camden Property Trust			45,640	3,592
Life Storage Inc.			44,046	3,578
Healthcare Realty Trust Inc.			109,994	3,232
Communications Sales & Leasing Inc.			129,052	3,217
American Campus Communities Inc.			66,881	3,151
Douglas Emmett Inc.			84,453	3,099
National Retail Properties Inc.			66,986	2,859
Education Realty Trust Inc.			69,346	2,815
Omega Healthcare Investors Inc.			91,818	2,705
DCT Industrial Trust Inc.			58,194	2,674
Equity One Inc.			87,345	2,608
Highwoods Properties Inc.			48,697	2,340
Taubman Centers Inc.			26,957	1,959
Tanger Factory Outlet Centers Inc.			56,554	1,949
Alexander & Baldwin Inc.			43,738	1,927
First Industrial Realty Trust Inc.			72,136	1,908
EPR Properties			27,189	1,891
Post Properties Inc.			27,940	1,817
Medical Properties Trust Inc.			139,990	1,669
Cousins Properties Inc.			188,064	1,488
Urban Edge Properties			49,645	1,345
Care Capital Properties Inc.			35,174	847
Potlatch Corp.			19,287	792
				91,069
Utilities (1.6%)
Atmos Energy Corp.			43,375	3,085
Aqua America Inc.			99,325	2,953
WGL Holdings Inc.			27,623	2,004
National Fuel Gas Co.			30,667	1,729
IDACORP Inc.			22,015	1,676
				11,447
Total Common Stocks (Cost $621,693)				701,815
	Coupon
Temporary Cash Investments (0.5%)1
Money Market Fund (0.5%)
2,3 Vanguard Market Liquidity Fund	0.691%		35,595	3,560

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4 United States Treasury Bill	0.587%	5/4/17	100	100
Total Temporary Cash Investments (Cost $3,660)				3,660
Total Investments (100.2%) (Cost $625,353)				705,475
Other Assets and Liabilities-Net (-0.2%)3,4				(1,611)
Net Assets (100%)				703,864

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,107,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $3,217,000 of collateral received for securities on loan.

4 Securities with a value of $100,000 and cash of $19,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	701,815	—	—
Temporary Cash Investments	3,560	100	—
Futures Contracts—Liabilities[1]	(4)	—	—
Total	705,371	100	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P Mid-Cap 400 Index	December 2016	10	1,627	23

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2016, the cost of investment securities for tax purposes was $625,353,000. Net unrealized appreciation of investment securities for tax purposes was $80,122,000, consisting of unrealized gains of $102,667,000 on securities that had risen in value since their purchase and $22,545,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Mid-Cap 400 Value Index Fund

Schedule of Investments (unaudited)
As of November 30, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)1
Consumer Discretionary (10.1%)
	Dick's Sporting Goods Inc.	69,490	4,105
	CST Brands Inc.	59,759	2,870
*	Cabela's Inc.	40,542	2,523
*,^ JC Penney Co. Inc.		242,975	2,301
	American Eagle Outfitters Inc.	134,903	2,234
	Tupperware Brands Corp.	39,902	2,212
	Office Depot Inc.	429,472	2,092
	GameStop Corp. Class A	82,078	2,027
*	Murphy USA Inc.	29,066	1,982
	John Wiley & Sons Inc. Class A	35,325	1,938
	Thor Industries Inc.	19,234	1,934
	Dana Inc.	113,252	1,913
	Brunswick Corp.	37,755	1,892
^	Polaris Industries Inc.	21,177	1,840
	Cinemark Holdings Inc.	45,928	1,830
	Graham Holdings Co. Class B	3,674	1,799
^	Cracker Barrel Old Country Store Inc.	10,964	1,784
	Williams-Sonoma Inc.	32,383	1,774
	Big Lots Inc.	35,036	1,773
*	Live Nation Entertainment Inc.	61,495	1,702
*	Sally Beauty Holdings Inc.	61,284	1,605
	Meredith Corp.	28,848	1,603
	Chico's FAS Inc.	104,250	1,596
	Gentex Corp.	86,050	1,591
*	Deckers Outdoor Corp.	25,299	1,505
	Aaron's Inc.	51,139	1,489
*	Sotheby's	37,875	1,479
	DeVry Education Group Inc.	44,804	1,337
	Time Inc.	79,039	1,280
	New York Times Co. Class A	96,137	1,250
	Brinker International Inc.	21,958	1,166
	Cheesecake Factory Inc.	18,712	1,107
*	Fossil Group Inc.	33,062	1,105
	Jack in the Box Inc.	10,323	1,074
	KB Home	65,319	1,035
*	Kate Spade & Co.	65,709	976
	HSN Inc.	25,171	959
	CalAtlantic Group Inc.	27,683	924
	Cable One Inc.	1,482	876
	International Speedway Corp. Class A	20,557	757
	Texas Roadhouse Inc. Class A	13,160	617
*	TRI Pointe Group Inc.	53,099	617
			68,473
Consumer Staples (3.1%)
	Ingredion Inc.	31,917	3,746
*	Edgewell Personal Care Co.	29,790	2,358
*	United Natural Foods Inc.	39,779	1,868
	Casey's General Stores Inc.	14,230	1,714

*	TreeHouse Foods Inc.	23,288	1,614
*	Lamb Weston Holdings Inc.	47,169	1,579
	Dean Foods Co.	71,397	1,418
*	Hain Celestial Group Inc.	35,940	1,408
*	Avon Products Inc.	248,446	1,334
	Energizer Holdings Inc.	27,860	1,250
	Snyder's-Lance Inc.	28,355	1,057
	Lancaster Colony Corp.	5,535	750
*	Boston Beer Co. Inc. Class A	2,132	369
^	Tootsie Roll Industries Inc.	6,059	229
			20,694
Energy (7.5%)
*	Energen Corp.	76,643	4,757
*	WPX Energy Inc.	271,873	4,225
	HollyFrontier Corp.	139,373	4,010
*	QEP Resources Inc.	189,187	3,719
	Nabors Industries Ltd.	223,744	3,602
	Patterson-UTI Energy Inc.	116,643	3,111
	CONSOL Energy Inc.	139,488	2,871
	SM Energy Co.	68,589	2,734
*	Gulfport Energy Corp.	98,985	2,543
	World Fuel Services Corp.	55,621	2,473
	Ensco plc Class A	237,975	2,299
	Western Refining Inc.	62,495	2,242
	Superior Energy Services Inc.	119,779	2,065
	Oceaneering International Inc.	77,425	2,063
*	Rowan Cos. plc Class A	99,029	1,765
*	Dril-Quip Inc.	29,667	1,678
*	Oil States International Inc.	40,539	1,453
	Noble Corp. plc	192,043	1,194
*	Denbury Resources Inc.	314,519	1,189
*,^ Diamond Offshore Drilling Inc.		50,906	919
			50,912
Financials (17.4%)
	Everest Re Group Ltd.	33,072	6,963
*	Alleghany Corp.	12,190	6,923
	Reinsurance Group of America Inc. Class A	50,584	6,174
	New York Community Bancorp Inc.	384,567	6,145
	PacWest Bancorp	95,071	4,872
	WR Berkley Corp.	77,539	4,791
	Endurance Specialty Holdings Ltd.	50,689	4,674
	Raymond James Financial Inc.	56,751	4,083
	Prosperity Bancshares Inc.	54,858	3,628
	Cullen/Frost Bankers Inc.	43,643	3,592
*	SLM Corp.	335,849	3,382
	First American Financial Corp.	86,628	3,269
	Umpqua Holdings Corp.	173,859	3,089
	Hanover Insurance Group Inc.	33,749	2,922
	Associated Banc-Corp	117,318	2,681
*	Stifel Financial Corp.	52,278	2,606
	Hancock Holding Co.	61,227	2,544
	FNB Corp.	165,905	2,535
	CNO Financial Group Inc.	138,285	2,475
	Aspen Insurance Holdings Ltd.	47,538	2,422
	American Financial Group Inc.	28,815	2,369
	TCF Financial Corp.	135,053	2,343

RenaissanceRe Holdings Ltd.	17,570	2,294
Valley National Bancorp	200,925	2,278
East West Bancorp Inc.	39,825	1,907
Eaton Vance Corp.	45,674	1,847
Trustmark Corp.	53,394	1,800
International Bancshares Corp.	45,823	1,784
Commerce Bancshares Inc.	32,358	1,774
Synovus Financial Corp.	45,621	1,766
* Genworth Financial Inc. Class A	393,473	1,684
Mercury General Corp.	28,794	1,682
Kemper Corp.	38,356	1,571
Webster Financial Corp.	31,124	1,544
Brown & Brown Inc.	32,587	1,413
Fulton Financial Corp.	73,787	1,310
Chemical Financial Corp.	23,757	1,233
Bank of Hawaii Corp.	13,200	1,100
Primerica Inc.	15,411	1,090
Federated Investors Inc. Class B	37,786	1,039
BancorpSouth Inc.	33,975	970
Washington Federal Inc.	29,294	951
MB Financial Inc.	20,288	878
Janus Capital Group Inc.	55,392	748
Cathay General Bancorp	20,489	719
Waddell & Reed Financial Inc. Class A	34,670	677
		118,541
Health Care (2.8%)
* Bio-Rad Laboratories Inc. Class A	16,310	2,830
* WellCare Health Plans Inc.	18,526	2,538
Teleflex Inc.	13,562	2,006
* LifePoint Health Inc.	31,707	1,742
Owens & Minor Inc.	49,276	1,671
West Pharmaceutical Services Inc.	19,655	1,595
HealthSouth Corp.	32,604	1,359
* Tenet Healthcare Corp.	62,862	957
* Catalent Inc.	39,400	943
* Allscripts Healthcare Solutions Inc.	82,494	906
Hill-Rom Holdings Inc.	16,463	878
* Molina Healthcare Inc.	16,146	854
* Halyard Health Inc.	22,111	821
		19,100
Industrials (18.6%)
Carlisle Cos. Inc.	51,022	5,723
ManpowerGroup Inc.	54,110	4,622
* AECOM	121,349	4,411
Oshkosh Corp.	58,021	4,062
Orbital ATK Inc.	46,233	3,945
Lincoln Electric Holdings Inc.	49,923	3,920
* Genesee & Wyoming Inc. Class A	45,199	3,453
* Teledyne Technologies Inc.	27,363	3,417
Trinity Industries Inc.	120,323	3,344
EMCOR Group Inc.	48,007	3,330
Huntington Ingalls Industries Inc.	18,103	3,236
MSC Industrial Direct Co. Inc. Class A	35,117	3,137
AGCO Corp.	53,799	3,002
B/E Aerospace Inc.	45,735	2,746
EnerSys	34,288	2,729

CLARCOR Inc.	38,500	2,712
Landstar System Inc.	33,247	2,708
* Kirby Corp.	42,522	2,698
Valmont Industries Inc.	17,874	2,661
* Avis Budget Group Inc.	69,396	2,657
Hubbell Inc. Class B	23,567	2,646
Terex Corp.	85,748	2,617
Regal Beloit Corp.	35,334	2,576
IDEX Corp.	27,050	2,532
Donaldson Co. Inc.	62,017	2,515
* Old Dominion Freight Line Inc.	27,476	2,399
Wabtec Corp.	27,752	2,350
* Clean Harbors Inc.	41,312	2,183
Joy Global Inc.	77,505	2,173
Timken Co.	55,629	2,172
Kennametal Inc.	62,931	2,171
* Esterline Technologies Corp.	23,212	2,042
Curtiss-Wright Corp.	19,642	1,974
Nordson Corp.	18,480	1,972
HNI Corp.	35,102	1,852
Granite Construction Inc.	31,266	1,844
* NOW Inc.	84,859	1,828
GATX Corp.	31,900	1,743
Woodward Inc.	24,467	1,657
ITT Inc.	41,032	1,657
* KLX Inc.	41,617	1,623
Crane Co.	21,558	1,584
MSA Safety Inc.	24,591	1,529
* FTI Consulting Inc.	33,304	1,422
* Copart Inc.	25,365	1,388
Graco Inc.	15,827	1,286
Deluxe Corp.	18,868	1,277
KBR Inc.	68,625	1,147
Triumph Group Inc.	39,110	1,087
Watsco Inc.	6,720	1,001
Werner Enterprises Inc.	35,277	954
Herman Miller Inc.	24,100	783
		126,497
Information Technology (13.7%)
Computer Sciences Corp.	110,875	6,722
* Keysight Technologies Inc.	134,175	4,942
* Arrow Electronics Inc.	72,061	4,920
Avnet Inc.	100,561	4,615
* Ingram Micro Inc.	118,164	4,424
Teradyne Inc.	159,752	3,895
* NCR Corp.	97,747	3,788
Leidos Holdings Inc.	69,588	3,563
* Trimble Inc.	116,076	3,272
Jabil Circuit Inc.	150,873	3,191
Mentor Graphics Corp.	85,395	3,121
Science Applications International Corp.	35,393	2,922
Brocade Communications Systems Inc.	234,218	2,890
Cypress Semiconductor Corp.	253,591	2,853
* Advanced Micro Devices Inc.	313,102	2,790
SYNNEX Corp.	22,919	2,679
* Synopsys Inc.	40,628	2,457
Intersil Corp. Class A	106,983	2,370

*	Tech Data Corp.	27,804	2,360
*	NetScout Systems Inc.	72,635	2,266
*	Cree Inc.	79,628	2,016
*	PTC Inc.	39,938	1,945
	Vishay Intertechnology Inc.	106,415	1,612
*	VeriFone Systems Inc.	87,621	1,480
*	WEX Inc.	12,447	1,376
	Diebold Inc.	59,312	1,352
	National Instruments Corp.	41,635	1,227
	InterDigital Inc.	15,145	1,200
*,^ 3D Systems Corp.		84,167	1,166
*,^ Knowles Corp.		70,030	1,123
*	ViaSat Inc.	15,400	1,098
*	Versum Materials Inc.	44,456	1,087
	Belden Inc.	14,634	1,081
*	CoreLogic Inc.	27,192	1,026
*	Acxiom Corp.	33,006	876
	Littelfuse Inc.	5,496	801
*	CommVault Systems Inc.	14,680	793
*	Silicon Laboratories Inc.	9,855	654
	Plantronics Inc.	9,696	502
*	NeuStar Inc. Class A	19,802	480
*	comScore Inc.	11,918	346
			93,281
Materials (8.9%)
	Steel Dynamics Inc.	192,462	6,829
	Reliance Steel & Aluminum Co.	57,267	4,644
^	United States Steel Corp.	133,013	4,302
	Sonoco Products Co.	79,143	4,284
	Bemis Co. Inc.	74,782	3,744
	Royal Gold Inc.	51,535	3,589
	Olin Corp.	130,408	3,391
	Ashland Global Holdings Inc.	24,026	2,708
	RPM International Inc.	50,455	2,670
	Cabot Corp.	49,253	2,508
	Valspar Corp.	23,609	2,410
	Commercial Metals Co.	90,508	1,992
	Worthington Industries Inc.	34,802	1,959
	Domtar Corp.	49,415	1,941
	AptarGroup Inc.	20,871	1,527
^	Allegheny Technologies Inc.	86,059	1,509
	Carpenter Technology Corp.	36,804	1,316
	Scotts Miracle-Gro Co. Class A	14,311	1,306
	NewMarket Corp.	3,064	1,282
	Sensient Technologies Corp.	16,266	1,270
	PolyOne Corp.	35,183	1,160
	Greif Inc. Class A	20,357	1,046
	Compass Minerals International Inc.	11,739	910
	Minerals Technologies Inc.	10,178	824
*	Louisiana-Pacific Corp.	40,410	782
	Silgan Holdings Inc.	14,218	704
			60,607
Real Estate (9.0%)
	Liberty Property Trust	115,858	4,565
	Hospitality Properties Trust	129,654	3,759
	Duke Realty Corp.	146,781	3,733

Senior Housing Properties Trust	187,508	3,386
Alexandria Real Estate Equities Inc.	24,012	2,632
National Retail Properties Inc.	60,355	2,576
Rayonier Inc.	97,011	2,572
LaSalle Hotel Properties	89,272	2,506
Camden Property Trust	31,057	2,445
Omega Healthcare Investors Inc.	76,368	2,250
American Campus Communities Inc.	47,386	2,232
Corporate Office Properties Trust	74,820	2,141
* CoreCivic Inc.	92,793	2,107
Kilroy Realty Corp.	27,659	2,001
EPR Properties	27,630	1,921
Mack-Cali Realty Corp.	70,785	1,915
Taubman Centers Inc.	25,274	1,837
Highwoods Properties Inc.	37,375	1,796
Mid-America Apartment Communities Inc.	17,892	1,639
Medical Properties Trust Inc.	136,496	1,627
Douglas Emmett Inc.	43,053	1,580
Washington Prime Group Inc.	146,346	1,466
Post Properties Inc.	19,011	1,236
* Quality Care Properties Inc.	73,842	1,108
DCT Industrial Trust Inc.	22,779	1,047
Tanger Factory Outlet Centers Inc.	28,821	993
Cousins Properties Inc.	113,200	895
Care Capital Properties Inc.	37,120	894
First Industrial Realty Trust Inc.	32,296	854
Urban Edge Properties	31,057	841
Potlatch Corp.	15,964	656
		61,210
Telecommunication Services (0.3%)
Telephone & Data Systems Inc.	73,454	1,978

Utilities (8.4%)
Westar Energy Inc. Class A	111,907	6,374
UGI Corp.	136,789	6,128
OGE Energy Corp.	157,677	4,991
Great Plains Energy Inc.	163,724	4,321
MDU Resources Group Inc.	154,205	4,290
Atmos Energy Corp.	45,917	3,266
Vectren Corp.	65,405	3,210
Southwest Gas Corp.	37,490	2,779
Hawaiian Electric Industries Inc.	85,427	2,631
ONE Gas Inc.	41,247	2,475
Black Hills Corp.	41,315	2,427
National Fuel Gas Co.	41,606	2,346
New Jersey Resources Corp.	68,021	2,343
NorthWestern Corp.	38,146	2,140
PNM Resources Inc.	62,894	1,987
Aqua America Inc.	57,405	1,707
IDACORP Inc.	21,492	1,637
WGL Holdings Inc.	17,337	1,258
* Talen Energy Corp.	67,995	949
		57,259
Total Common Stocks (Cost $598,200)		678,552

	Coupon
Temporary Cash Investments (1.1%)[1]
Money Market Fund (1.1%)
2,3 Vanguard Market Liquidity Fund	0.691%		75,999	7,601

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4 United States Treasury Bill	0.257%	12/29/16	100	100
Total Temporary Cash Investments (Cost $7,701)				7,701
Total Investments (100.9%) (Cost $605,901)				686,253
Other Assets and Liabilities-Net (-0.9%)3				(6,358)
Net Assets (100%)				679,895

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,972,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.9%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $3,002,000 of collateral received for securities on loan.
4 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2016, based on the inputs used to value them:

Investments	Level 1)	Level 2)	Level 3)

	($000	($000	($000
Common Stocks	678,552	—	—
Temporary Cash Investments	7,601	100	—
Futures Contracts—Liabilities[1]	(3)	—	—
Total	686,150	100	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P Mid-Cap 400 Index	December 2016	8	1,302	(4)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2016, the cost of investment securities for tax purposes was $605,901,000. Net unrealized appreciation of investment securities for tax purposes was $80,352,000, consisting of unrealized gains of $94,928,000 on securities that had risen in value since their purchase and $14,576,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Small-Cap 600 Index Fund

Schedule of Investments (unaudited)
As of November 30, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)1
Consumer Discretionary (14.2%)
Drew Industries Inc.	28,367	2,981
Papa John's International Inc.	30,723	2,715
Wolverine World Wide Inc.	114,726	2,585
* Dorman Products Inc.	35,018	2,530
* Five Below Inc.	63,301	2,492
Lithia Motors Inc. Class A	26,999	2,481
* Steven Madden Ltd.	63,613	2,357
Monro Muffler Brake Inc.	37,251	2,228
* ILG Inc.	122,707	2,217
Children's Place Inc.	21,175	2,199
Marriott Vacations Worldwide Corp.	28,023	2,176
* Dave & Buster's Entertainment Inc.	42,876	2,009
Core-Mark Holding Co. Inc.	53,374	1,949
* Cooper-Standard Holdings Inc.	19,971	1,904
* iRobot Corp.	31,357	1,787
* Boyd Gaming Corp.	94,557	1,781
Group 1 Automotive Inc.	22,914	1,663
DineEquity Inc.	19,754	1,651
* Ollie's Bargain Outlet Holdings Inc.	54,687	1,643
Caleres Inc.	50,066	1,639
* TopBuild Corp.	44,355	1,610
* Meritage Homes Corp.	43,399	1,565
La-Z-Boy Inc.	56,727	1,517
* Genesco Inc.	23,924	1,512
* Popeyes Louisiana Kitchen Inc.	24,546	1,470
Sonic Corp.	54,852	1,432
* American Axle & Manufacturing Holdings Inc.	88,192	1,381
Scholastic Corp.	30,894	1,362
* Gentherm Inc.	42,085	1,340
* Asbury Automotive Group Inc.	22,758	1,337
Callaway Golf Co.	108,483	1,318
* G-III Apparel Group Ltd.	47,532	1,291
Gannett Co. Inc.	134,555	1,284
* Belmond Ltd. Class A	97,521	1,263
Nutrisystem Inc.	34,100	1,253
Oxford Industries Inc.	17,231	1,252
MDC Holdings Inc.	45,308	1,218
* Express Inc.	90,558	1,210
* Select Comfort Corp.	53,033	1,200
Capella Education Co.	13,362	1,166
* Ascena Retail Group Inc.	192,452	1,162
Standard Motor Products Inc.	23,093	1,153
* EW Scripps Co. Class A	66,184	1,133
^ Sturm Ruger & Co. Inc.	21,924	1,127
* Universal Electronics Inc.	16,720	1,126
Abercrombie & Fitch Co.	78,143	1,123
Guess? Inc.	71,059	1,089
Finish Line Inc. Class A	47,876	1,074
Tailored Brands Inc.	56,209	1,054

*	Hibbett Sports Inc.	25,859	1,041
	Bob Evans Farms Inc.	22,849	1,020
	Ethan Allen Interiors Inc.	29,505	1,018
	Winnebago Industries Inc.	31,079	1,009
*	Installed Building Products Inc.	22,933	952
*	Cavco Industries Inc.	9,752	922
*	Fiesta Restaurant Group Inc.	31,143	892
	Cato Corp. Class A	30,116	891
*	Strayer Education Inc.	12,031	881
*	Scientific Games Corp. Class A	58,737	866
*	BJ's Restaurants Inc.	23,203	861
*	Fox Factory Holding Corp.	33,094	831
	Buckle Inc.	32,292	817
	Barnes & Noble Inc.	64,678	815
^	World Wrestling Entertainment Inc. Class A	42,717	802
*	Red Robin Gourmet Burgers Inc.	15,379	791
*	Tile Shop Holdings Inc.	38,176	765
*	Career Education Corp.	74,240	742
	Rent-A-Center Inc.	61,533	711
*	Francesca's Holdings Corp.	43,921	702
*	Vitamin Shoppe Inc.	27,806	691
*	M/I Homes Inc.	28,592	668
	Superior Industries International Inc.	26,506	667
	Sonic Automotive Inc. Class A	30,994	656
	Marcus Corp.	21,721	652
*,^ LGI Homes Inc.		19,495	637
*	Nautilus Inc.	36,060	620
*	Chuy's Holdings Inc.	19,347	607
	Ruth's Hospitality Group Inc.	35,083	596
*	Crocs Inc.	85,156	596
*	WCI Communities Inc.	25,147	585
*	Iconix Brand Group Inc.	64,662	580
*,^ Lumber Liquidators Holdings Inc.		31,223	551
*	Biglari Holdings Inc.	1,166	547
*	Regis Corp.	40,469	546
*	Unifi Inc.	17,421	542
	Blue Nile Inc.	13,436	542
*	MarineMax Inc.	27,938	525
*	Motorcar Parts of America Inc.	21,429	524
^	PetMed Express Inc.	23,699	517
*	Barnes & Noble Education Inc.	44,519	506
	Movado Group Inc.	17,783	502
*	Zumiez Inc.	20,239	502
	Haverty Furniture Cos. Inc.	22,091	477
*	FTD Cos. Inc.	19,986	457
*	American Public Education Inc.	18,628	430
	Shoe Carnival Inc.	16,364	427
	Fred's Inc. Class A	40,676	406
	Big 5 Sporting Goods Corp.	20,580	398
*	Perry Ellis International Inc.	13,874	354
*	Vera Bradley Inc.	22,601	326
*	El Pollo Loco Holdings Inc.	25,023	315
*	Monarch Casino & Resort Inc.	12,567	313
*	Kirkland's Inc.	16,882	248
*	Tuesday Morning Corp.	51,695	240
*	Arctic Cat Inc.	15,192	232
*	Ruby Tuesday Inc.	70,010	211

	Stein Mart Inc.	35,552	177
	Stage Stores Inc.	29,056	126
			115,834
Consumer Staples (2.8%)
	B&G Foods Inc.	76,612	3,279
*	Darling Ingredients Inc.	189,888	2,565
	J&J Snack Foods Corp.	17,219	2,091
	Sanderson Farms Inc.	22,927	1,849
	WD-40 Co.	16,424	1,772
	SpartanNash Co.	43,224	1,565
	Universal Corp.	26,266	1,446
*	SUPERVALU Inc.	306,613	1,423
^	Cal-Maine Foods Inc.	34,310	1,396
	Andersons Inc.	30,293	1,192
*	Central Garden & Pet Co. Class A	38,718	1,060
	Calavo Growers Inc.	17,701	955
	Inter Parfums Inc.	19,795	682
	Medifast Inc.	12,862	503
*,^ Central Garden & Pet Co.		11,579	334
*	Seneca Foods Corp. Class A	7,221	272
			22,384
Energy (3.5%)
*	PDC Energy Inc.	64,957	4,836
	US Silica Holdings Inc.	82,560	4,178
*	Carrizo Oil & Gas Inc.	70,248	2,974
*	Synergy Resources Corp.	231,321	2,195
*	Unit Corp.	59,462	1,445
*	Helix Energy Solutions Group Inc.	129,344	1,352
*	SEACOR Holdings Inc.	18,608	1,154
	Green Plains Inc.	41,097	1,114
	Archrock Inc.	80,462	1,082
*	Exterran Corp.	36,250	729
*	Newpark Resources Inc.	97,894	720
^	Atwood Oceanics Inc.	69,319	656
*	REX American Resources Corp.	6,515	636
*	Matrix Service Co.	30,509	636
*	TETRA Technologies Inc.	106,641	579
	Bristow Group Inc.	36,768	574
*,^ Bill Barrett Corp.		69,361	542
*	Tesco Corp.	53,672	416
*,^ Cloud Peak Energy Inc.		70,978	407
*	Pioneer Energy Services Corp.	74,699	373
*	Geospace Technologies Corp.	15,481	328
*	Era Group Inc.	22,480	263
*	Contango Oil & Gas Co.	25,563	253
*	CARBO Ceramics Inc.	24,121	199
*	Hornbeck Offshore Services Inc.	37,465	191
	Gulf Island Fabrication Inc.	15,782	187
^	Tidewater Inc.	54,631	125
*,^ Northern Oil and Gas Inc.		51,827	117
			28,261
Financials (17.9%)
*	Texas Capital Bancshares Inc.	56,456	4,107
	Wintrust Financial Corp.	59,687	3,930
	UMB Financial Corp.	50,353	3,828
	Home BancShares Inc.	142,722	3,692

^	United Bankshares Inc.	77,541	3,579
	ProAssurance Corp.	61,380	3,440
	Sterling Bancorp	150,738	3,429
^	First Financial Bankshares Inc.	76,210	3,281
	Pinnacle Financial Partners Inc.	50,039	3,228
	Evercore Partners Inc. Class A	44,751	3,016
	Glacier Bancorp Inc.	87,878	3,014
	Hope Bancorp Inc.	146,486	2,915
	Community Bank System Inc.	51,067	2,895
	Interactive Brokers Group Inc.	77,608	2,850
	Selective Insurance Group Inc.	66,697	2,741
	Great Western Bancorp Inc.	67,715	2,709
	Columbia Banking System Inc.	66,970	2,667
	Old National Bancorp	155,751	2,656
	RLI Corp.	43,958	2,639
	FirstCash Inc.	55,842	2,563
	CVB Financial Corp.	115,828	2,406
	First Midwest Bancorp Inc.	93,812	2,278
	United Community Banks Inc.	81,705	2,221
	Northwest Bancshares Inc.	118,271	2,149
	Financial Engines Inc.	61,304	2,136
*	American Equity Investment Life Holding Co.	101,523	2,105
	Simmons First National Corp. Class A	33,334	2,015
	Independent Bank Corp.	30,373	1,977
*	PRA Group Inc.	53,469	1,922
	NBT Bancorp Inc.	49,685	1,920
	First Financial Bancorp	71,489	1,916
	LegacyTexas Financial Group Inc.	47,859	1,879
	ServisFirst Bancshares Inc.	25,441	1,873
	Provident Financial Services Inc.	69,105	1,862
	Horace Mann Educators Corp.	46,337	1,860
^	Westamerica Bancorporation	29,569	1,834
	Ameris Bancorp	40,231	1,804
	Astoria Financial Corp.	105,226	1,720
	Banner Corp.	30,770	1,604
*,^ BofI Holding Inc.		66,425	1,570
	Boston Private Financial Holdings Inc.	96,244	1,444
	S&T Bancorp Inc.	40,300	1,426
	AMERISAFE Inc.	22,155	1,408
	Navigators Group Inc.	12,775	1,346
	Employers Holdings Inc.	37,451	1,324
	Maiden Holdings Ltd.	84,462	1,301
	First Commonwealth Financial Corp.	102,711	1,296
	Stewart Information Services Corp.	26,993	1,281
	Tompkins Financial Corp.	14,068	1,214
	Brookline Bancorp Inc.	81,444	1,214
*	Piper Jaffray Cos.	16,528	1,206
	Cardinal Financial Corp.	37,493	1,199
*	Green Dot Corp. Class A	49,503	1,194
	Safety Insurance Group Inc.	16,459	1,158
	Capstead Mortgage Corp.	110,896	1,147
	Hanmi Financial Corp.	37,267	1,144
	United Fire Group Inc.	24,939	1,132
	Infinity Property & Casualty Corp.	12,788	1,103
	Southside Bancshares Inc.	28,211	1,085
	City Holding Co.	17,343	1,066
	Central Pacific Financial Corp.	35,808	1,058

*	Customers Bancorp Inc.	31,922	974
	Northfield Bancorp Inc.	51,984	963
*	Walker & Dunlop Inc.	32,065	942
*	First BanCorp	155,409	920
	Universal Insurance Holdings Inc.	37,722	905
	TrustCo Bank Corp. NY	110,569	901
	Greenhill & Co. Inc.	31,855	882
*	LendingTree Inc.	8,318	872
^	Banc of California Inc.	57,336	866
	Oritani Financial Corp.	44,006	777
	Virtus Investment Partners Inc.	6,455	747
*,^ Encore Capital Group Inc.		27,188	746
*	INTL. FCStone Inc.	17,276	710
	OFG Bancorp	50,663	684
	Dime Community Bancshares Inc.	36,345	680
	Investment Technology Group Inc.	36,224	675
*	EZCORP Inc. Class A	56,190	655
*	Donnelley Financial Solutions Inc.	30,152	575
	Fidelity Southern Corp.	24,453	545
	Opus Bank	20,895	529
	Bank Mutual Corp.	48,201	431
*	World Acceptance Corp.	6,913	389
^	HCI Group Inc.	9,941	321
*	Enova International Inc.	26,662	311
	United Insurance Holdings Corp.	20,444	278
*	eHealth Inc.	19,188	195
	Calamos Asset Management Inc. Class A	19,397	133
*	First NBC Bank Holding Co.	18,594	131
			145,713
Health Care (11.5%)
*	Medidata Solutions Inc.	63,009	3,480
	Cantel Medical Corp.	41,856	3,414
*	Masimo Corp.	50,672	3,135
*	Medicines Co.	80,265	2,817
*	Integra LifeSciences Holdings Corp.	34,485	2,786
	Chemed Corp.	18,682	2,783
*	Neogen Corp.	43,351	2,743
*	ICU Medical Inc.	16,754	2,517
*	Haemonetics Corp.	59,181	2,345
*	Ligand Pharmaceuticals Inc.	21,896	2,286
*	HealthEquity Inc.	49,590	2,208
*	Nektar Therapeutics Class A	172,744	2,122
*	Magellan Health Inc.	26,812	1,952
*	Cambrex Corp.	37,085	1,858
*	AMN Healthcare Services Inc.	55,434	1,846
*	Zeltiq Aesthetics Inc.	41,148	1,811
*	HMS Holdings Corp.	97,422	1,785
*	Natus Medical Inc.	38,016	1,515
*	Omnicell Inc.	41,722	1,496
*	Select Medical Holdings Corp.	122,854	1,493
*	Depomed Inc.	70,796	1,352
*	Surgical Care Affiliates Inc.	32,002	1,346
	Abaxis Inc.	25,996	1,341
	Analogic Corp.	14,286	1,316
*	AMAG Pharmaceuticals Inc.	39,429	1,309
*	Air Methods Corp.	39,982	1,307
*	Amedisys Inc.	32,149	1,270

*	Repligen Corp.	39,004	1,256
	CONMED Corp.	28,566	1,245
*	Cynosure Inc. Class A	27,408	1,243
*	Impax Laboratories Inc.	85,293	1,232
*	Supernus Pharmaceuticals Inc.	57,169	1,232
*	Merit Medical Systems Inc.	51,269	1,207
	Ensign Group Inc.	54,807	1,185
*	Inogen Inc.	18,333	1,181
*	Vascular Solutions Inc.	20,210	1,114
*,^ MiMedx Group Inc.		116,952	1,109
*	Acorda Therapeutics Inc.	53,297	1,109
*	Emergent BioSolutions Inc.	39,726	1,063
*	Momenta Pharmaceuticals Inc.	72,309	1,023
*,^ Innoviva Inc.		91,088	942
*	Luminex Corp.	45,826	932
	US Physical Therapy Inc.	14,484	927
	Integer Holdings Corp.	31,714	896
*	Healthways Inc.	38,508	893
*	PharMerica Corp.	35,595	856
	Meridian Bioscience Inc.	48,708	843
*	Amphastar Pharmaceuticals Inc.	40,731	826
*	Anika Therapeutics Inc.	17,112	798
*,^ Lannett Co. Inc.		33,743	773
*	HealthStream Inc.	29,403	737
*,^ Eagle Pharmaceuticals Inc.		9,234	729
*	LHC Group Inc.	17,237	725
*	Community Health Systems Inc.	131,639	716
*	Diplomat Pharmacy Inc.	49,966	708
	Aceto Corp.	34,362	702
	Quality Systems Inc.	52,717	692
	Kindred Healthcare Inc.	98,832	657
*	BioTelemetry Inc.	32,498	632
	CryoLife Inc.	30,948	608
	Phibro Animal Health Corp. Class A	21,309	585
*	AngioDynamics Inc.	35,825	584
*	SciClone Pharmaceuticals Inc.	57,446	572
	Landauer Inc.	11,078	548
*	Cross Country Healthcare Inc.	38,055	546
*	ANI Pharmaceuticals Inc.	9,138	538
*	Providence Service Corp.	14,346	527
*	Enanta Pharmaceuticals Inc.	16,116	507
*,^ Albany Molecular Research Inc.		25,788	435
	Invacare Corp.	36,789	423
*	Almost Family Inc.	10,258	412
*	CorVel Corp.	11,594	373
*	Surmodics Inc.	15,025	360
*	Spectrum Pharmaceuticals Inc.	81,117	317
^	Computer Programs & Systems Inc.	12,293	296
*	Quorum Health Corp.	33,705	193
*	Adeptus Health Inc. Class A	17,308	145
			93,785
Industrials (18.7%)
	Healthcare Services Group Inc.	83,597	3,256
*	Hawaiian Holdings Inc.	61,628	3,165
*	WageWorks Inc.	42,223	3,118
	John Bean Technologies Corp.	33,639	3,034
	Tetra Tech Inc.	66,255	2,839

ABM Industries Inc.	64,520	2,839
Applied Industrial Technologies Inc.	45,058	2,697
Matthews International Corp. Class A	37,047	2,695
Knight Transportation Inc.	76,622	2,682
Barnes Group Inc.	57,775	2,669
* Moog Inc. Class A	37,538	2,621
Hillenbrand Inc.	72,811	2,548
UniFirst Corp.	17,773	2,512
Mueller Industries Inc.	65,959	2,506
Allegiant Travel Co. Class A	15,023	2,455
* On Assignment Inc.	56,620	2,338
Universal Forest Products Inc.	23,426	2,327
Simpson Manufacturing Co. Inc.	47,452	2,237
* Trex Co. Inc.	33,856	2,227
Watts Water Technologies Inc. Class A	32,142	2,195
SkyWest Inc.	59,463	2,191
G&K Services Inc. Class A	22,710	2,178
Brink's Co.	51,434	2,078
Brady Corp. Class A	53,900	1,981
AZZ Inc.	29,920	1,948
Matson Inc.	49,562	1,864
Exponent Inc.	29,979	1,818
Actuant Corp. Class A	67,988	1,764
Franklin Electric Co. Inc.	44,252	1,728
Forward Air Corp.	34,904	1,689
Korn/Ferry International	66,107	1,678
* Hub Group Inc. Class A	38,717	1,659
ESCO Technologies Inc.	29,671	1,659
* TASER International Inc.	60,216	1,640
* Aerojet Rocketdyne Holdings Inc.	80,298	1,632
* Gibraltar Industries Inc.	36,119	1,625
Insperity Inc.	21,968	1,590
Apogee Enterprises Inc.	33,221	1,585
Mobile Mini Inc.	51,267	1,574
Albany International Corp.	33,339	1,557
Tennant Co.	20,291	1,524
Kaman Corp.	31,258	1,523
* SPX FLOW Inc.	48,229	1,512
EnPro Industries Inc.	24,819	1,509
AAON Inc.	45,795	1,507
Astec Industries Inc.	22,067	1,463
* Proto Labs Inc.	28,045	1,461
* Atlas Air Worldwide Holdings Inc.	28,646	1,415
RR Donnelley & Sons Co.	80,567	1,401
* Mercury Systems Inc.	46,564	1,383
Comfort Systems USA Inc.	42,836	1,379
AAR Corp.	37,231	1,373
* Navigant Consulting Inc.	54,684	1,351
Cubic Corp.	28,669	1,327
Interface Inc. Class A	74,766	1,301
Standex International Corp.	14,755	1,300
Harsco Corp.	92,560	1,296
^ Greenbrier Cos. Inc.	32,563	1,263
* Chart Industries Inc.	35,333	1,256
* American Woodmark Corp.	16,195	1,241
* Saia Inc.	29,112	1,215
CIRCOR International Inc.	18,972	1,202

* Patrick Industries Inc.	16,821	1,200
* Lydall Inc.	19,801	1,182
* SPX Corp.	48,221	1,178
US Ecology Inc.	25,149	1,168
* Team Inc.	33,863	1,162
Federal Signal Corp.	69,241	1,094
Multi-Color Corp.	15,202	1,093
Heartland Express Inc.	50,046	1,077
General Cable Corp.	56,951	1,068
Raven Industries Inc.	41,790	1,047
^ Lindsay Corp.	12,291	1,036
Briggs & Stratton Corp.	49,825	1,032
Viad Corp.	23,445	1,029
* TrueBlue Inc.	49,093	1,029
* Wabash National Corp.	73,894	1,019
Encore Wire Corp.	23,920	1,017
* Aegion Corp. Class A	39,999	968
ArcBest Corp.	27,733	844
Griffon Corp.	35,173	841
Essendant Inc.	43,165	836
* Echo Global Logistics Inc.	31,892	801
Alamo Group Inc.	10,917	798
Insteel Industries Inc.	20,150	797
Quanex Building Products Corp.	39,623	771
* Engility Holdings Inc.	20,439	741
* MYR Group Inc.	18,481	692
Kelly Services Inc. Class A	33,729	679
* Aerovironment Inc.	23,860	675
Marten Transport Ltd.	26,547	646
* PGT Inc.	56,739	630
LSC Communications Inc.	30,127	622
Titan International Inc.	50,503	584
* DXP Enterprises Inc.	17,072	575
Resources Connection Inc.	34,179	550
National Presto Industries Inc.	5,693	542
* Veritiv Corp.	10,844	508
Heidrick & Struggles International Inc.	21,549	457
Powell Industries Inc.	9,923	427
* Roadrunner Transportation Systems Inc.	35,146	353
* Orion Group Holdings Inc.	32,228	321
* Vicor Corp.	18,617	272
Celadon Group Inc.	31,647	255
* CDI Corp.	16,125	116
		152,332
Information Technology (15.5%)
* Take-Two Interactive Software Inc.	99,336	4,890
* Coherent Inc.	28,101	3,667
* CACI International Inc. Class A	28,063	3,631
MKS Instruments Inc.	61,806	3,557
Blackbaud Inc.	54,824	3,442
LogMeIn Inc.	29,196	2,944
* TiVo Corp.	140,497	2,845
* Sanmina Corp.	85,263	2,801
* Cardtronics plc Class A	52,185	2,582
* Anixter International Inc.	32,791	2,563
* Lumentum Holdings Inc.	63,075	2,529
* Advanced Energy Industries Inc.	45,775	2,527

*	Itron Inc.	38,383	2,464
*	Synchronoss Technologies Inc.	48,429	2,348
*	Electronics For Imaging Inc.	53,897	2,346
	Power Integrations Inc.	33,325	2,243
	Tessera Technologies Inc.	56,037	2,219
*	Semtech Corp.	75,642	2,125
*	Viavi Solutions Inc.	267,995	2,104
*	MicroStrategy Inc. Class A	10,838	2,103
*	NETGEAR Inc.	37,795	2,030
*	Plexus Corp.	38,572	1,971
*	Stamps.com Inc.	18,526	1,967
*	II-VI Inc.	62,871	1,899
*	ExlService Holdings Inc.	38,647	1,838
	NIC Inc.	71,548	1,796
*	Fabrinet	41,769	1,788
*	Rambus Inc.	126,785	1,667
	CSG Systems International Inc.	37,324	1,661
	Cabot Microelectronics Corp.	27,848	1,659
	Progress Software Corp.	55,929	1,654
*	Benchmark Electronics Inc.	56,498	1,602
	Methode Electronics Inc.	42,631	1,575
*	OSI Systems Inc.	20,779	1,573
*	Rogers Corp.	20,816	1,547
^	Ebix Inc.	25,854	1,541
*	Insight Enterprises Inc.	40,946	1,434
*	8x8 Inc.	103,462	1,412
*	SPS Commerce Inc.	19,602	1,358
*	TTM Technologies Inc.	97,155	1,318
	Brooks Automation Inc.	79,250	1,292
*	Sykes Enterprises Inc.	45,721	1,288
*	Kulicke & Soffa Industries Inc.	81,296	1,254
*	Veeco Instruments Inc.	46,929	1,251
	ManTech International Corp. Class A	28,919	1,244
*	Interactive Intelligence Group Inc.	20,551	1,242
	Badger Meter Inc.	33,568	1,217
*	Super Micro Computer Inc.	43,838	1,199
	ADTRAN Inc.	55,908	1,138
*	ScanSource Inc.	29,608	1,121
*	Qualys Inc.	33,102	1,099
*	Diodes Inc.	44,563	1,085
*	Bottomline Technologies de Inc.	43,004	1,078
*,^ Shutterstock Inc.		22,260	1,048
	MTS Systems Corp.	19,275	1,038
*	Ixia	72,376	995
	Monotype Imaging Holdings Inc.	47,200	925
*	Cray Inc.	47,098	909
	DTS Inc.	20,410	867
*	ePlus Inc.	7,629	848
	CTS Corp.	37,907	838
*	CEVA Inc.	24,266	772
*	Perficient Inc.	41,803	752
*	Virtusa Corp.	31,829	707
*	FARO Technologies Inc.	19,320	703
*	Rudolph Technologies Inc.	35,842	702
*	Nanometrics Inc.	28,726	687
*	Ultratech Inc.	27,304	626
*	Blucora Inc.	44,063	623

*	CalAmp Corp.	41,716	607
	TeleTech Holdings Inc.	18,508	532
*	XO Group Inc.	28,617	529
*	VASCO Data Security International Inc.	34,683	503
*	LivePerson Inc.	61,276	490
*	Exar Corp.	48,099	480
	Daktronics Inc.	46,200	475
	Forrester Research Inc.	11,513	471
*	Harmonic Inc.	89,940	418
*	Digi International Inc.	29,972	402
	Park Electrochemical Corp.	22,110	401
	Cohu Inc.	28,687	357
*	DHI Group Inc.	57,882	353
	Comtech Telecommunications Corp.	26,771	308
*	DSP Group Inc.	25,368	297
	Bel Fuse Inc. Class B	10,043	294
	Black Box Corp.	17,368	267
*	Liquidity Services Inc.	27,855	256
*	Tangoe Inc.	26,609	211
*	Electro Scientific Industries Inc.	36,078	188
*	Kopin Corp.	70,023	179
*	Agilysys Inc.	17,116	175
*	QuinStreet Inc.	41,450	132
*	Ciber Inc.	83,801	69
			126,162
Materials (6.4%)
	Chemours Co.	209,576	5,181
*,^ AK Steel Holding Corp.		349,786	3,194
	Balchem Corp.	36,485	2,914
	HB Fuller Co.	58,011	2,726
*	Ingevity Corp.	48,570	2,544
*	Stillwater Mining Co.	139,681	2,099
	KapStone Paper and Packaging Corp.	101,383	2,071
*	Headwaters Inc.	85,497	2,026
	Quaker Chemical Corp.	15,286	1,945
	Stepan Co.	22,449	1,822
	Innospec Inc.	27,657	1,817
	Kaiser Aluminum Corp.	20,747	1,709
	Neenah Paper Inc.	19,358	1,643
	Schweitzer-Mauduit International Inc.	35,255	1,482
	Innophos Holdings Inc.	22,446	1,224
*	Clearwater Paper Corp.	19,623	1,221
	PH Glatfelter Co.	50,297	1,155
	A Schulman Inc.	33,737	1,123
*	Kraton Corp.	35,649	1,099
	Calgon Carbon Corp.	58,513	1,036
*	Boise Cascade Co.	44,800	1,021
*	US Concrete Inc.	16,378	931
*	Koppers Holdings Inc.	23,882	916
	Materion Corp.	23,100	886
	Deltic Timber Corp.	12,233	853
*	SunCoke Energy Inc.	74,260	848
*,^ Flotek Industries Inc.		62,269	838
*	TimkenSteel Corp.	44,898	709
	Rayonier Advanced Materials Inc.	50,130	696
*	AdvanSix Inc.	35,112	657
	Tredegar Corp.	29,172	651

	Haynes International Inc.	14,385	627
	American Vanguard Corp.	29,863	543
	Hawkins Inc.	11,024	535
*	Century Aluminum Co.	57,262	528
	FutureFuel Corp.	26,186	360
	Myers Industries Inc.	25,294	358
	Olympic Steel Inc.	10,599	259
*,^ LSB Industries Inc.		23,102	178
			52,425
Other (0.0%)2
*	Gerber Scientific Inc. CVR	4,758	—

Real Estate (5.9%)
	Acadia Realty Trust	91,871	3,037
	GEO Group Inc.	86,517	2,878
	CoreSite Realty Corp.	39,140	2,761
	Retail Opportunity Investments Corp.	125,601	2,592
	EastGroup Properties Inc.	37,945	2,592
	Lexington Realty Trust	246,053	2,542
	PS Business Parks Inc.	22,498	2,514
	DiamondRock Hospitality Co.	231,761	2,454
	Kite Realty Group Trust	96,199	2,314
	LTC Properties Inc.	45,251	2,057
	American Assets Trust Inc.	46,104	1,847
	Sabra Health Care REIT Inc.	75,321	1,667
	Chesapeake Lodging Trust	69,340	1,644
	Government Properties Income Trust	82,070	1,542
	Franklin Street Properties Corp.	122,651	1,540
	Pennsylvania REIT	80,196	1,537
	Summit Hotel Properties Inc.	100,690	1,432
	Four Corners Property Trust Inc.	69,145	1,326
	Agree Realty Corp.	29,112	1,307
	HFF Inc. Class A	40,466	1,173
	CareTrust REIT Inc.	73,254	1,037
	RE/MAX Holdings Inc. Class A	20,401	1,000
*	Parkway Inc.	49,227	965
	Saul Centers Inc.	13,621	865
	Universal Health Realty Income Trust	14,468	858
	Urstadt Biddle Properties Inc. Class A	33,392	756
	Getty Realty Corp.	30,488	732
	Cedar Realty Trust Inc.	87,371	563
*	Forestar Group Inc.	30,565	410
			47,942
Telecommunication Services (1.0%)
	Cogent Communications Holdings Inc.	47,324	1,772
	Consolidated Communications Holdings Inc.	58,439	1,670
	Cincinnati Bell Inc.	48,564	1,000
	Inteliquent Inc.	39,595	897
	ATN International Inc.	12,331	892
*,^ Iridium Communications Inc.		92,964	818
*	General Communication Inc. Class A	31,807	536
	Spok Holdings Inc.	23,817	434
*	Lumos Networks Corp.	26,958	392
			8,411
Utilities (2.5%)
	ALLETE Inc.	57,050	3,527

Spire Inc.			52,658	3,399
South Jersey Industries Inc.			91,691	3,026
Avista Corp.			73,495	2,974
El Paso Electric Co.			46,745	2,106
California Water Service Group			55,346	1,912
Northwest Natural Gas Co.			31,787	1,821
American States Water Co.			42,174	1,788
				20,553
Total Common Stocks (Cost $717,752)				813,802
	Coupon
Temporary Cash Investments (1.4%)[1]
Money Market Fund (1.3%)
[3,4] Vanguard Market Liquidity Fund	0.691%		108,028	10,804

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
United States Treasury Bill	0.312%	12/8/16	200	200
[5] United States Treasury Bill	0.270%	12/29/16	100	100
				300
Total Temporary Cash Investments (Cost $11,103)				11,104
Total Investments (101.3%) (Cost $728,855)				824,906
Other Assets and Liabilities-Net (-1.3%)[4]				(10,352)
Net Assets (100%)				814,554

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,086,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.3%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $9,481,000 of collateral received for securities on loan.
5 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	813,802	—	—
Temporary Cash Investments	10,804	300	—
Futures Contracts—Liabilities[1]	(4)	—	—
Total	824,602	300	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)

			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P Mid-Cap 400 Index	December 2016	1	163	8
E-mini Russell 2000 Index	December 2016	6	793	55

63

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2016, the cost of investment securities for tax purposes was $728,855,000. Net unrealized appreciation of investment securities for tax purposes was $96,051,000, consisting of unrealized gains of $137,380,000 on securities that had risen in value since their purchase and $41,329,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Small-Cap 600 Value Index Fund

Schedule of Investments (unaudited)
As of November 30, 2016

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)1
Consumer Discretionary (16.1%)
	Wolverine World Wide Inc.	49,666	1,119
*	ILG Inc.	53,120	960
	Children's Place Inc.	9,166	952
	Marriott Vacations Worldwide Corp.	12,129	942
	Group 1 Automotive Inc.	9,919	720
	Caleres Inc.	21,673	710
*	Genesco Inc.	10,357	655
*	Five Below Inc.	16,168	636
	Scholastic Corp.	13,375	590
	Gannett Co. Inc.	58,204	555
*	Express Inc.	39,158	523
*	Steven Madden Ltd.	13,769	510
	Capella Education Co.	5,775	504
*	Ascena Retail Group Inc.	83,315	503
	Standard Motor Products Inc.	9,984	499
*	Cooper-Standard Holdings Inc.	5,100	486
	Abercrombie & Fitch Co.	33,791	486
	Guess? Inc.	30,761	471
	Finish Line Inc. Class A	20,700	465
	Tailored Brands Inc.	24,295	456
*	Hibbett Sports Inc.	11,179	450
*	Ollie's Bargain Outlet Holdings Inc.	14,677	441
	Bob Evans Farms Inc.	9,872	441
	Ethan Allen Interiors Inc.	12,750	440
*	iRobot Corp.	7,603	433
	DineEquity Inc.	5,044	422
*	Belmond Ltd. Class A	32,053	415
	Core-Mark Holding Co. Inc.	10,630	388
	Cato Corp. Class A	13,003	385
*	Strayer Education Inc.	5,208	381
*	Dorman Products Inc.	5,003	361
	Buckle Inc.	13,917	352
	Barnes & Noble Inc.	27,871	351
	La-Z-Boy Inc.	12,505	335
*	Career Education Corp.	32,089	321
*	Asbury Automotive Group Inc.	5,321	313
	Rent-A-Center Inc.	26,489	306
*	American Axle & Manufacturing Holdings Inc.	19,089	299
*	Vitamin Shoppe Inc.	11,971	297
*	TopBuild Corp.	8,072	293
	Superior Industries International Inc.	11,437	288
	Sonic Automotive Inc. Class A	13,367	283
*	EW Scripps Co. Class A	16,043	275
	MDC Holdings Inc.	10,199	274
*	Universal Electronics Inc.	3,835	258
*	Crocs Inc.	36,636	256
*	Iconix Brand Group Inc.	28,067	252
*,^ Lumber Liquidators Holdings Inc.		13,579	240
*	Biglari Holdings Inc.	506	237

*	Regis Corp.	17,546	237
*	Unifi Inc.	7,525	234
	Oxford Industries Inc.	3,124	227
*	Zumiez Inc.	8,809	218
*	Barnes & Noble Education Inc.	19,149	218
	Movado Group Inc.	7,640	216
	Haverty Furniture Cos. Inc.	9,502	205
	Callaway Golf Co.	16,396	199
*	Scientific Games Corp. Class A	13,416	198
*	Select Comfort Corp.	8,695	197
*	FTD Cos. Inc.	8,590	196
*	G-III Apparel Group Ltd.	7,181	195
*	Fiesta Restaurant Group Inc.	6,708	192
*	American Public Education Inc.	8,018	185
	Shoe Carnival Inc.	7,047	184
	Winnebago Industries Inc.	5,628	183
	Fred's Inc. Class A	17,468	174
	Big 5 Sporting Goods Corp.	8,925	173
*	Red Robin Gourmet Burgers Inc.	3,260	168
*	M/I Homes Inc.	6,649	155
*	Perry Ellis International Inc.	6,039	154
*	BJ's Restaurants Inc.	3,917	145
*	Vera Bradley Inc.	9,754	141
*	Cavco Industries Inc.	1,475	139
*	El Pollo Loco Holdings Inc.	10,756	136
	Marcus Corp.	4,246	127
*	Kirkland's Inc.	7,311	107
*	Tuesday Morning Corp.	22,299	104
*	Chuy's Holdings Inc.	3,254	102
*	WCI Communities Inc.	4,379	102
*	MarineMax Inc.	5,343	100
*	Arctic Cat Inc.	6,524	99
*	Tile Shop Holdings Inc.	4,944	99
*	Motorcar Parts of America Inc.	3,727	91
*	Ruby Tuesday Inc.	30,097	91
^	PetMed Express Inc.	3,905	85
	Stein Mart Inc.	15,510	77
	Stage Stores Inc.	12,475	54
			28,436
Consumer Staples (3.1%)
*	Darling Ingredients Inc.	82,201	1,111
	Sanderson Farms Inc.	9,924	800
	SpartanNash Co.	18,713	678
	Universal Corp.	11,371	626
	Andersons Inc.	13,098	515
*	Central Garden & Pet Co. Class A	16,734	458
	J&J Snack Foods Corp.	2,609	317
	Inter Parfums Inc.	8,543	294
*	SUPERVALU Inc.	62,284	289
*,^ Central Garden & Pet Co.		5,001	145
	Medifast Inc.	3,065	120
*	Seneca Foods Corp. Class A	3,123	117
			5,470
Energy (4.3%)
	US Silica Holdings Inc.	13,564	687
*	Unit Corp.	25,723	625

*	PDC Energy Inc.	7,865	586
*	Helix Energy Solutions Group Inc.	55,992	585
*	Carrizo Oil & Gas Inc.	12,165	515
*	SEACOR Holdings Inc.	8,046	499
	Green Plains Inc.	17,763	481
	Archrock Inc.	34,776	468
*	Exterran Corp.	15,590	313
*	Newpark Resources Inc.	42,266	311
^	Atwood Oceanics Inc.	30,146	285
*	REX American Resources Corp.	2,833	277
	Bristow Group Inc.	15,962	249
*,^ Bill Barrett Corp.		30,025	235
*	Tesco Corp.	23,113	179
*,^ Cloud Peak Energy Inc.		30,626	176
*	Pioneer Energy Services Corp.	32,317	162
*	Geospace Technologies Corp.	6,670	141
*	Matrix Service Co.	6,362	133
*	TETRA Technologies Inc.	21,331	116
*	Era Group Inc.	9,690	113
*	Contango Oil & Gas Co.	11,068	109
*,^ CARBO Ceramics Inc.		10,480	86
*	Hornbeck Offshore Services Inc.	16,212	83
	Gulf Island Fabrication Inc.	6,699	79
	Tidewater Inc.	23,529	54
*,^ Northern Oil and Gas Inc.		11,572	26
			7,573
Financials (16.4%)
	Wintrust Financial Corp.	25,805	1,699
	UMB Financial Corp.	21,769	1,655
	Old National Bancorp	67,425	1,150
	FirstCash Inc.	24,175	1,110
	Northwest Bancshares Inc.	51,201	930
*	American Equity Investment Life Holding Co.	43,948	911
	First Financial Bancorp	30,947	829
	Provident Financial Services Inc.	29,915	806
	Horace Mann Educators Corp.	20,058	805
*	Texas Capital Bancshares Inc.	10,755	782
	Astoria Financial Corp.	45,552	745
^	United Bankshares Inc.	15,107	697
	ProAssurance Corp.	11,692	655
	Boston Private Financial Holdings Inc.	41,664	625
	Navigators Group Inc.	5,525	582
	Stewart Information Services Corp.	11,673	554
	Community Bank System Inc.	9,727	552
	Selective Insurance Group Inc.	13,281	546
	Great Western Bancorp Inc.	13,191	528
*	Piper Jaffray Cos.	7,143	521
*	Green Dot Corp. Class A	21,404	516
	Safety Insurance Group Inc.	7,118	501
	Capstead Mortgage Corp.	47,939	496
	Sterling Bancorp	21,534	490
	Infinity Property & Casualty Corp.	5,526	477
	Southside Bancshares Inc.	12,192	469
^	Westamerica Bancorporation	7,168	445
	Glacier Bancorp Inc.	12,935	444
*	Customers Bancorp Inc.	13,799	421
	NBT Bancorp Inc.	10,756	416

* First BanCorp.	67,223	398
TrustCo Bank Corp.	47,746	389
Interactive Brokers Group Inc.	10,415	382
Maiden Holdings Ltd.	22,685	349
CVB Financial Corp.	16,024	333
* Encore Capital Group Inc.	11,734	322
Columbia Banking System Inc.	7,837	312
* INTL. FCStone Inc.	7,457	307
* PRA Group Inc.	8,334	300
OFG Bancorp	21,952	296
Dime Community Bancshares Inc.	15,637	292
* EZCORP Inc. Class A	24,232	282
United Community Banks Inc.	10,267	279
* Donnelley Financial Solutions Inc.	13,057	249
Independent Bank Corp.	3,819	249
Greenhill & Co. Inc.	8,955	248
S&T Bancorp Inc.	6,267	222
United Fire Group Inc.	4,858	221
Brookline Bancorp Inc.	14,059	209
City Holding Co.	3,222	198
First Commonwealth Financial Corp.	15,530	196
Central Pacific Financial Corp.	5,723	169
* World Acceptance Corp.	2,976	167
Tompkins Financial Corp.	1,886	163
Virtus Investment Partners Inc.	1,368	158
Cardinal Financial Corp.	4,550	146
* Enova International Inc.	11,613	135
Investment Technology Group Inc.	7,030	131
United Insurance Holdings Corp.	8,855	120
^ Banc of California Inc.	6,948	105
Oritani Financial Corp.	5,894	104
Fidelity Southern Corp.	3,894	87
^ HCI Group Inc.	1,793	58
Calamos Asset Management Inc. Class A	8,233	56
* eHealth Inc.	5,530	56
* First NBC Bank Holding Co.	3,144	22
		29,067
Health Care (5.4%)
* Magellan Health Inc.	11,608	845
* HMS Holdings Corp.	42,173	773
* Select Medical Holdings Corp.	53,186	646
* Haemonetics Corp.	14,858	589
* Medicines Co.	14,245	500
* HealthEquity Inc.	9,232	411
* Healthways Inc.	16,626	386
* PharMerica Corp.	15,366	370
* ICU Medical Inc.	2,176	327
* Community Health Systems Inc.	56,787	309
Kindred Healthcare Inc.	42,577	283
Analogic Corp.	3,024	279
* Air Methods Corp.	7,803	255
* AngioDynamics Inc.	15,444	252
* AMAG Pharmaceuticals Inc.	7,513	249
* Innoviva Inc.	23,217	240
* Amedisys Inc.	5,991	237
Abaxis Inc.	4,395	227
* Enanta Pharmaceuticals Inc.	6,926	218

CONMED Corp.	4,812	210
* Inogen Inc.	3,008	194
Invacare Corp.	15,814	182
Ensign Group Inc.	7,102	153
Integer Holdings Corp.	5,216	147
CryoLife Inc.	7,115	140
Quality Systems Inc.	10,471	137
* Anika Therapeutics Inc.	2,805	131
* ANI Pharmaceuticals Inc.	1,987	117
Meridian Bioscience Inc.	6,735	116
* SciClone Pharmaceuticals Inc.	10,743	107
* Providence Service Corp.	2,686	99
* Spectrum Pharmaceuticals Inc.	23,700	93
Landauer Inc.	1,627	80
Computer Programs & Systems Inc.	2,731	66
* Diplomat Pharmacy Inc.	4,313	61
* Quorum Health Corp.	9,004	51
* Adeptus Health Inc. Class A	2,567	21
		9,501
Industrials (19.8%)
Tetra Tech Inc.	28,683	1,229
ABM Industries Inc.	27,929	1,229
Applied Industrial Technologies Inc.	19,506	1,167
* Moog Inc. Class A	16,250	1,135
UniFirst Corp.	7,695	1,088
Mueller Industries Inc.	28,554	1,085
SkyWest Inc.	25,741	949
Brink's Co.	22,266	900
* WageWorks Inc.	10,966	810
Actuant Corp. Class A	29,431	764
* Hub Group Inc. Class A	16,762	718
Kaman Corp.	13,532	659
* SPX FLOW Inc.	20,878	654
EnPro Industries Inc.	10,742	653
Astec Industries Inc.	9,552	633
* Atlas Air Worldwide Holdings Inc.	12,401	613
RR Donnelley & Sons Co.	34,876	606
AAR Corp.	16,117	595
Knight Transportation Inc.	16,916	592
Cubic Corp.	12,403	574
Watts Water Technologies Inc. Class A	8,210	561
Harsco Corp.	40,043	561
^ Greenbrier Cos. Inc.	14,087	547
* Chart Industries Inc.	15,278	543
Barnes Group Inc.	11,505	532
* Saia Inc.	12,589	526
CIRCOR International Inc.	8,203	520
* SPX Corp.	20,856	509
G&K Services Inc. Class A	5,014	481
General Cable Corp.	24,617	462
^ Lindsay Corp.	5,310	447
Briggs & Stratton Corp.	21,532	446
Viad Corp.	10,131	445
Franklin Electric Co. Inc.	11,303	441
Encore Wire Corp.	10,337	439
Brady Corp. Class A	11,901	437
* Aegion Corp. Class A	17,282	418

* Gibraltar Industries Inc.	8,599	387
Simpson Manufacturing Co. Inc.	7,795	367
ArcBest Corp.	11,944	364
Essendant Inc.	18,604	360
ESCO Technologies Inc.	6,294	352
* Echo Global Logistics Inc.	13,740	345
Hillenbrand Inc.	9,758	342
Albany International Corp.	7,224	337
Raven Industries Inc.	13,164	330
Tennant Co.	4,386	329
* Team Inc.	9,385	322
Mobile Mini Inc.	10,415	320
* Engility Holdings Inc.	8,807	319
Insperity Inc.	4,281	310
* MYR Group Inc.	8,028	301
Kelly Services Inc. Class A	14,517	292
* Aerovironment Inc.	10,293	291
Marten Transport Ltd.	11,530	281
* Navigant Consulting Inc.	11,104	274
LSC Communications Inc.	13,062	270
^ Titan International Inc.	21,889	253
* DXP Enterprises Inc.	7,417	250
Heartland Express Inc.	10,572	227
Forward Air Corp.	4,690	227
* Veritiv Corp.	4,691	220
* Wabash National Corp.	15,283	211
* Mercury Systems Inc.	7,041	209
* Aerojet Rocketdyne Holdings Inc.	10,064	204
Standex International Corp.	2,102	185
Powell Industries Inc.	4,259	183
Multi-Color Corp.	2,300	165
Alamo Group Inc.	2,172	159
* Roadrunner Transportation Systems Inc.	15,136	152
* Orion Group Holdings Inc.	13,812	138
Federal Signal Corp.	8,682	137
Quanex Building Products Corp.	6,324	123
Celadon Group Inc.	13,828	111
* Patrick Industries Inc.	1,533	109
National Presto Industries Inc.	1,013	96
Resources Connection Inc.	5,880	95
Insteel Industries Inc.	2,344	93
* CDI Corp.	6,904	50
* Vicor Corp.	2,407	35
		35,093
Information Technology (15.0%)
* CACI International Inc. Class A	12,149	1,572
* TiVo Corp.	60,822	1,232
* Sanmina Corp.	36,911	1,213
* Anixter International Inc.	14,197	1,110
* Itron Inc.	16,618	1,067
* Viavi Solutions Inc.	116,016	911
* Plexus Corp.	16,698	853
MKS Instruments Inc.	13,111	755
Cabot Microelectronics Corp.	12,055	718
* Coherent Inc.	5,466	713
* Benchmark Electronics Inc.	24,458	693
* Rogers Corp.	9,011	670

*	Lumentum Holdings Inc.	15,838	635
*	Insight Enterprises Inc.	17,716	620
*	TTM Technologies Inc.	42,058	571
*	Semtech Corp.	19,975	561
	Brooks Automation Inc.	34,278	559
*	Kulicke & Soffa Industries Inc.	35,161	543
*	Veeco Instruments Inc.	20,295	541
	ManTech International Corp. Class A	12,509	538
	ADTRAN Inc.	24,171	492
*	ScanSource Inc.	12,798	484
*	Diodes Inc.	19,259	469
*	MicroStrategy Inc. Class A	2,252	437
*	Advanced Energy Industries Inc.	7,332	405
	CTS Corp.	16,378	362
	Power Integrations Inc.	5,195	350
*	NETGEAR Inc.	6,054	325
*	Electronics For Imaging Inc.	7,224	314
*	Cardtronics plc Class A	6,318	313
*	FARO Technologies Inc.	8,329	303
*	Interactive Intelligence Group Inc.	4,888	295
	Progress Software Corp.	9,453	280
*	Blucora Inc.	19,099	270
*	Ultratech Inc.	11,739	269
*	Super Micro Computer Inc.	9,491	260
*,^ Shutterstock Inc.		5,105	240
	MTS Systems Corp.	4,247	229
*	Bottomline Technologies de Inc.	8,750	219
	Daktronics Inc.	19,889	205
*	Harmonic Inc.	39,050	182
	CSG Systems International Inc.	4,035	180
*	Nanometrics Inc.	7,421	177
*	ePlus Inc.	1,582	176
	Badger Meter Inc.	4,783	173
	Park Electrochemical Corp.	9,480	172
	DTS Inc.	3,872	164
	Monotype Imaging Holdings Inc.	8,333	163
*	Sykes Enterprises Inc.	5,730	161
*	Ixia	11,590	159
*	Perficient Inc.	8,457	152
*	LivePerson Inc.	17,243	138
*	Qualys Inc.	4,145	138
	Comtech Telecommunications Corp.	11,634	134
*	DSP Group Inc.	10,956	128
	Bel Fuse Inc. Class B	4,347	127
	Black Box Corp.	7,569	116
*	Liquidity Services Inc.	11,983	110
*	Exar Corp.	11,035	110
*	VASCO Data Security International Inc.	7,235	105
*	CalAmp Corp.	7,075	103
*	Rudolph Technologies Inc.	5,089	100
*	XO Group Inc.	5,103	94
	Forrester Research Inc.	2,290	94
*	Tangoe Inc.	11,649	92
*	Electro Scientific Industries Inc.	15,750	82
*	Digi International Inc.	5,406	72
	TeleTech Holdings Inc.	2,180	63
*	QuinStreet Inc.	18,203	58

	Cohu Inc.	4,615	57
*	DHI Group Inc.	8,500	52
*	Agilysys Inc.	4,288	44
*	Ciber Inc.	36,792	31
			26,503
Materials (8.5%)
	Chemours Co.	90,630	2,240
	HB Fuller Co.	25,115	1,180
*	Stillwater Mining Co.	60,468	909
	Stepan Co.	9,719	789
*,^ AK Steel Holding Corp.		75,712	691
	Schweitzer-Mauduit International Inc.	15,261	642
	Innophos Holdings Inc.	9,704	529
*	Clearwater Paper Corp.	8,487	528
	PH Glatfelter Co.	21,749	500
	A Schulman Inc.	14,583	486
*	Kraton Corp.	15,410	475
	Calgon Carbon Corp.	25,284	448
*	Boise Cascade Co.	19,354	441
	Quaker Chemical Corp.	3,442	438
*	Koppers Holdings Inc.	10,314	396
	Materion Corp.	9,973	382
*	SunCoke Energy Inc.	32,054	366
*,^ Flotek Industries Inc.		26,825	361
*	TimkenSteel Corp.	19,450	307
	KapStone Paper and Packaging Corp.	14,942	305
	Rayonier Advanced Materials Inc.	21,637	300
	Neenah Paper Inc.	3,520	299
	Tredegar Corp.	12,664	282
	Kaiser Aluminum Corp.	3,414	281
	Haynes International Inc.	6,243	272
	Hawkins Inc.	4,756	231
*	Century Aluminum Co.	24,735	228
	FutureFuel Corp.	11,379	156
	Myers Industries Inc.	10,918	155
*	AdvanSix Inc.	7,311	137
	American Vanguard Corp.	6,719	122
	Olympic Steel Inc.	4,545	111
*,^ LSB Industries Inc.		10,096	78
			15,065
Other (0.0%)2
*	Gerber Scientific Inc. CVR	1,604	—

Real Estate (5.7%)
	GEO Group Inc.	37,454	1,246
	Lexington Realty Trust	106,517	1,100
	Kite Realty Group Trust	41,645	1,002
	Sabra Health Care REIT Inc.	32,607	722
	Chesapeake Lodging Trust	30,017	712
	Franklin Street Properties Corp.	53,095	667
	EastGroup Properties Inc.	7,721	527
	DiamondRock Hospitality Co.	46,151	489
	Government Properties Income Trust	23,804	447
	PS Business Parks Inc.	3,701	413
	Pennsylvania REIT	21,178	406
	LTC Properties Inc.	7,432	338

RE/MAX Holdings Inc. Class A	6,265	307
American Assets Trust Inc.	6,194	248
Agree Realty Corp.	5,172	232
*	Parkway Inc.	8,961	176
Summit Hotel Properties Inc.	12,186	173
Urstadt Biddle Properties Inc. Class A	6,767	153
Saul Centers Inc.	2,350	149
Universal Health Realty Income Trust	2,190	130
CareTrust REIT Inc.	8,520	120
Getty Realty Corp.	4,214	101
*	Forestar Group Inc.	7,307	98
Cedar Realty Trust Inc.	14,816	96
10,052
Telecommunication Services (1.1%)
Consolidated Communications Holdings Inc.	14,167	405
*,^ Iridium Communications Inc.	40,118	353
Cogent Communications Holdings Inc.	6,972	261
Inteliquent Inc.	9,574	217
ATN International Inc.	2,662	193
Spok Holdings Inc.	10,244	186
*	Lumos Networks Corp.	11,703	170
Cincinnati Bell Inc.	7,352	151
1,936
Utilities (4.6%)
ALLETE Inc.	24,661	1,524
Spire Inc.	22,795	1,471
South Jersey Industries Inc.	39,694	1,310
Avista Corp.	31,817	1,288
El Paso Electric Co.	20,237	912
Northwest Natural Gas Co.	13,759	788
California Water Service Group	18,209	629
American States Water Co.	6,930	294
8,216
Total Common Stocks (Cost $161,563)	176,912

Coupon	Shares
Temporary Cash Investments (0.8%)1
Money Market Fund (0.7%)
3,4 Vanguard Market Liquidity Fund	0.691%	13,779	1,378

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.1%)
5	United States Treasury Bill	0.314%	1/5/17	100	100
Total Temporary Cash Investments (Cost $1,478)	1,478
Total Investments (100.8%) (Cost $163,041)	178,390
Other Assets and Liabilities-Net (-0.8%)4	(1,375)
Net Assets (100%)	177,015

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,310,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.8%, respectively, of net assets.

2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $1,341,000 of collateral received for securities on loan.
5 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	176,912	—	—
Temporary Cash Investments	1,378	100	—
Futures Contracts—Liabilities[1]	(1)	—	—
Total	178,289	100	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	December 2016	1	132	13

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2016, the cost of investment securities for tax purposes was $163,041,000. Net unrealized appreciation of investment securities for tax purposes was $15,349,000, consisting of unrealized gains of $25,153,000 on securities that had risen in value since their purchase and $9,804,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Small-Cap 600 Growth Index Fund

Schedule of Investments (unaudited)
As of November 30, 2016

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)1
Consumer Discretionary (12.4%)
	Drew Industries Inc.	12,001	1,261
	Papa John's International Inc.	12,998	1,149
	Lithia Motors Inc. Class A	11,424	1,050
	Monro Muffler Brake Inc.	15,764	943
*	Dave & Buster's Entertainment Inc.	18,124	849
*	Boyd Gaming Corp.	39,970	753
*	Dorman Products Inc.	9,917	716
*	Meritage Homes Corp.	18,345	661
*	Popeyes Louisiana Kitchen Inc.	10,375	621
	Sonic Corp.	23,186	605
*	Gentherm Inc.	17,790	567
	Nutrisystem Inc.	14,401	529
*	Steven Madden Ltd.	13,446	498
^	Sturm Ruger & Co. Inc.	9,252	476
	Core-Mark Holding Co. Inc.	12,184	445
*	Five Below Inc.	10,972	432
*	Installed Building Products Inc.	9,674	402
*	TopBuild Corp.	10,875	395
	Callaway Golf Co.	29,806	362
*	G-III Apparel Group Ltd.	13,054	355
*	Fox Factory Holding Corp.	13,986	351
^	World Wrestling Entertainment Inc. Class A	17,996	338
*	iRobot Corp.	5,832	332
*	Cooper-Standard Holdings Inc.	3,461	330
	La-Z-Boy Inc.	11,750	314
*	Select Comfort Corp.	13,888	314
	Oxford Industries Inc.	4,222	307
*	Francesca's Holdings Corp.	18,492	296
*	American Axle & Manufacturing Holdings Inc.	18,640	292
	DineEquity Inc.	3,423	286
*,^ LGI Homes Inc.		8,202	268
*	Ollie's Bargain Outlet Holdings Inc.	8,785	264
*	Nautilus Inc.	15,170	261
*	Asbury Automotive Group Inc.	4,425	260
*	Cavco Industries Inc.	2,674	253
	Ruth's Hospitality Group Inc.	14,825	252
	Winnebago Industries Inc.	7,607	247
	MDC Holdings Inc.	9,183	247
	Blue Nile Inc.	5,666	228
*	Tile Shop Holdings Inc.	11,256	226
*	Universal Electronics Inc.	3,317	223
*	BJ's Restaurants Inc.	5,969	221
*	EW Scripps Co. Class A	12,293	210
*	Fiesta Restaurant Group Inc.	6,565	188
*	Scientific Games Corp. Class A	11,677	172
*	Red Robin Gourmet Burgers Inc.	3,317	171
*	Chuy's Holdings Inc.	5,017	157
	Marcus Corp.	5,051	152
*	WCI Communities Inc.	6,424	149

^	PetMed Express Inc.	6,239	136
*	Motorcar Parts of America Inc.	5,440	133
*	Monarch Casino & Resort Inc.	5,346	133
*	M/I Homes Inc.	5,563	130
*	Belmond Ltd. Class A	9,864	128
*	MarineMax Inc.	6,670	125
			21,163
Consumer Staples (2.4%)
	B&G Foods Inc.	32,408	1,387
	WD-40 Co.	6,943	749
^	Cal-Maine Foods Inc.	14,504	590
	J&J Snack Foods Corp.	4,732	575
	Calavo Growers Inc.	7,483	404
*	SUPERVALU Inc.	68,692	319
	Medifast Inc.	2,444	95
			4,119
Energy (2.7%)
*	PDC Energy Inc.	19,763	1,471
	US Silica Holdings Inc.	21,631	1,095
*	Synergy Resources Corp.	97,782	928
*	Carrizo Oil & Gas Inc.	17,817	754
*	Matrix Service Co.	6,713	140
*	TETRA Technologies Inc.	24,543	133
*,^ Northern Oil and Gas Inc.		10,082	23
			4,544
Financials (19.4%)
	Home BancShares Inc.	60,286	1,560
^	First Financial Bankshares Inc.	32,239	1,388
	Pinnacle Financial Partners Inc.	21,168	1,365
	Evercore Partners Inc. Class A	18,932	1,276
	Hope Bancorp Inc.	61,971	1,233
	RLI Corp.	18,599	1,117
*	Texas Capital Bancshares Inc.	13,364	972
	Sterling Bancorp	42,735	972
	First Midwest Bancorp Inc.	39,697	964
	Financial Engines Inc.	25,943	904
	Simmons First National Corp. Class A	14,092	852
	Glacier Bancorp Inc.	24,517	841
^	United Bankshares Inc.	18,029	832
	Interactive Brokers Group Inc.	22,636	831
	Columbia Banking System Inc.	20,666	823
	ProAssurance Corp.	14,530	814
	LegacyTexas Financial Group Inc.	20,230	794
	ServisFirst Bancshares Inc.	10,755	792
	Ameris Bancorp	17,007	763
	CVB Financial Corp.	33,295	692
	Community Bank System Inc.	12,088	685
	Banner Corp.	13,007	678
	United Community Banks Inc.	24,522	667
*,^ BofI Holding Inc.		28,079	663
	Great Western Bancorp Inc.	15,742	630
	Selective Insurance Group Inc.	15,225	626
	AMERISAFE Inc.	9,364	595
	Independent Bank Corp.	9,117	594
	Employers Holdings Inc.	15,820	559
*	PRA Group Inc.	14,465	520

	Hanmi Financial Corp.	15,734	483
	Northfield Bancorp Inc.	21,926	406
	NBT Bancorp Inc.	10,502	406
*	Walker & Dunlop Inc.	13,523	397
	S&T Bancorp Inc.	10,898	386
	Universal Insurance Holdings Inc.	15,909	382
*,^ LendingTree Inc.		3,506	367
	Cardinal Financial Corp.	11,397	365
	First Commonwealth Financial Corp.	28,196	356
	Tompkins Financial Corp.	4,101	354
^	Westamerica Bancorporation	5,500	341
	Brookline Bancorp Inc.	20,633	307
	Central Pacific Financial Corp.	9,521	281
	United Fire Group Inc.	5,790	263
^	Banc of California Inc.	17,403	263
	City Holding Co.	4,172	256
	Oritani Financial Corp.	12,790	226
	Opus Bank	8,859	224
	Maiden Holdings Ltd.	13,568	209
	Bank Mutual Corp.	20,515	184
	Virtus Investment Partners Inc.	1,392	161
	Investment Technology Group Inc.	8,419	157
	Fidelity Southern Corp.	6,493	145
	Greenhill & Co. Inc.	4,702	130
^	HCI Group Inc.	2,439	79
*	First NBC Bank Holding Co.	4,625	33
*	eHealth Inc.	2,702	27
			33,190
Health Care (17.7%)
*	Medidata Solutions Inc.	26,653	1,472
	Cantel Medical Corp.	17,707	1,444
*	Masimo Corp.	21,437	1,326
*	Integra LifeSciences Holdings Corp.	14,589	1,179
	Chemed Corp.	7,904	1,177
*	Neogen Corp.	18,340	1,161
*	Ligand Pharmaceuticals Inc.	9,255	966
*	Nektar Therapeutics Class A	73,098	898
*	Cambrex Corp.	15,677	785
*	AMN Healthcare Services Inc.	23,432	780
*	Zeltiq Aesthetics Inc.	17,392	765
*	ICU Medical Inc.	4,956	745
*	Medicines Co.	20,017	703
*	Natus Medical Inc.	16,069	640
*	Omnicell Inc.	17,636	632
*	Depomed Inc.	29,926	572
*	Surgical Care Affiliates Inc.	13,529	569
*	HealthEquity Inc.	11,948	532
*	Repligen Corp.	16,478	531
*	Cynosure Inc. Class A	11,574	525
*	Impax Laboratories Inc.	36,019	520
*	Supernus Pharmaceuticals Inc.	24,144	520
*	Merit Medical Systems Inc.	21,650	510
*	Vascular Solutions Inc.	8,531	470
*,^ MiMedx Group Inc.		49,371	468
*	Acorda Therapeutics Inc.	22,501	468
*	Emergent BioSolutions Inc.	16,771	449
*	Momenta Pharmaceuticals Inc.	30,502	432

*	Haemonetics Corp.	10,507	416
*	Luminex Corp.	19,327	393
	US Physical Therapy Inc.	6,106	391
	Ensign Group Inc.	16,199	350
*	Amphastar Pharmaceuticals Inc.	17,163	348
	Abaxis Inc.	6,704	346
*,^ Lannett Co. Inc.		14,214	326
	CONMED Corp.	7,365	321
*	HealthStream Inc.	12,383	310
*	AMAG Pharmaceuticals Inc.	9,328	310
*	Inogen Inc.	4,800	309
*,^ Eagle Pharmaceuticals Inc.		3,889	307
*	Amedisys Inc.	7,740	306
*	LHC Group Inc.	7,259	305
*	Air Methods Corp.	9,296	304
	Aceto Corp.	14,459	295
	Analogic Corp.	3,079	284
*	BioTelemetry Inc.	13,668	266
	Phibro Animal Health Corp. Class A	9,032	248
	Meridian Bioscience Inc.	13,957	241
*	Diplomat Pharmacy Inc.	16,833	238
	Integer Holdings Corp.	8,289	234
*	Cross Country Healthcare Inc.	16,087	231
*	Anika Therapeutics Inc.	4,468	208
*,^ Albany Molecular Research Inc.		10,904	184
*	Almost Family Inc.	4,371	176
*	Innoviva Inc.	15,803	163
	Quality Systems Inc.	12,028	158
*	CorVel Corp.	4,892	158
	Landauer Inc.	3,104	154
*	Surmodics Inc.	6,385	153
*	SciClone Pharmaceuticals Inc.	13,944	139
*	Providence Service Corp.	3,459	127
	CryoLife Inc.	6,156	121
*	ANI Pharmaceuticals Inc.	1,933	114
	Computer Programs & Systems Inc.	2,558	62
*	Spectrum Pharmaceuticals Inc.	11,477	45
*	Adeptus Health Inc. Class A	4,832	40
*	Quorum Health Corp.	5,613	32
			30,352
Industrials (17.6%)
	Healthcare Services Group Inc.	35,363	1,377
*	Hawaiian Holdings Inc.	26,071	1,339
	John Bean Technologies Corp.	14,230	1,284
	Matthews International Corp. Class A	15,675	1,140
	Allegiant Travel Co. Class A	6,357	1,039
*	On Assignment Inc.	23,959	989
	Universal Forest Products Inc.	9,913	985
*	Trex Co. Inc.	14,327	943
	AZZ Inc.	12,647	823
	Matson Inc.	20,950	788
	Exponent Inc.	12,672	769
	Hillenbrand Inc.	21,237	743
	Korn/Ferry International	27,943	709
*	TASER International Inc.	25,453	693
	Apogee Enterprises Inc.	14,043	670
	AAON Inc.	19,358	637

* Proto Labs Inc.	11,855	618
Barnes Group Inc.	13,188	609
Simpson Manufacturing Co. Inc.	12,436	586
Comfort Systems USA Inc.	18,107	583
Knight Transportation Inc.	15,871	555
Interface Inc. Class A	31,605	550
* WageWorks Inc.	7,139	527
* American Woodmark Corp.	6,839	524
* Lydall Inc.	8,360	499
US Ecology Inc.	10,619	493
Forward Air Corp.	10,181	493
* Aerojet Rocketdyne Holdings Inc.	24,099	490
G&K Services Inc. Class A	4,704	451
* TrueBlue Inc.	20,714	434
Brady Corp. Class A	11,165	410
* Patrick Industries Inc.	5,609	400
Watts Water Technologies Inc. Class A	5,571	380
* Mercury Systems Inc.	12,794	380
Insperity Inc.	5,108	370
Standex International Corp.	4,175	368
ESCO Technologies Inc.	6,396	358
Griffon Corp.	14,823	354
Mobile Mini Inc.	11,487	353
Albany International Corp.	7,047	329
Federal Signal Corp.	20,751	328
Tennant Co.	4,289	322
* Gibraltar Industries Inc.	6,871	309
* Navigant Consulting Inc.	12,252	303
Multi-Color Corp.	4,171	300
Franklin Electric Co. Inc.	7,671	300
* PGT Inc.	23,870	265
Insteel Industries Inc.	6,107	242
Heartland Express Inc.	10,772	232
* Wabash National Corp.	16,210	224
Quanex Building Products Corp.	10,515	204
Heidrick & Struggles International Inc.	9,086	193
Alamo Group Inc.	2,483	181
* Team Inc.	5,160	177
Resources Connection Inc.	8,698	140
National Presto Industries Inc.	1,420	135
Raven Industries Inc.	4,757	119
* Vicor Corp.	5,467	80
		30,096
Information Technology (16.0%)
* Take-Two Interactive Software Inc.	41,968	2,066
Blackbaud Inc.	23,190	1,456
LogMeIn Inc.	12,351	1,246
* Synchronoss Technologies Inc.	20,491	993
Tessera Technologies Inc.	23,713	939
* Coherent Inc.	6,525	851
* Stamps.com Inc.	7,840	833
* II-VI Inc.	26,575	803
* Cardtronics plc Class A	15,882	786
* ExlService Holdings Inc.	16,337	777
MKS Instruments Inc.	13,324	767
NIC Inc.	30,244	759
* Fabrinet	17,656	756

*	Rambus Inc.	53,594	705
*	Electronics For Imaging Inc.	15,720	684
*	Advanced Energy Industries Inc.	12,190	673
	Methode Electronics Inc.	18,021	666
*	OSI Systems Inc.	8,783	665
	Ebix Inc.	10,930	651
	Power Integrations Inc.	9,016	607
*	8x8 Inc.	43,734	597
*	SPS Commerce Inc.	8,280	574
*	NETGEAR Inc.	10,065	540
	CSG Systems International Inc.	11,834	527
*	MicroStrategy Inc. Class A	2,383	462
*	Lumentum Holdings Inc.	11,199	449
	Progress Software Corp.	14,421	426
*	Sykes Enterprises Inc.	13,711	386
*	Cray Inc.	19,861	383
*	Semtech Corp.	12,471	350
	Badger Meter Inc.	9,507	345
*	Qualys Inc.	9,921	329
*	CEVA Inc.	10,222	325
*	Virtusa Corp.	13,401	298
*	Ixia	19,236	264
*	Super Micro Computer Inc.	9,254	253
*	Bottomline Technologies de Inc.	9,618	241
*	Interactive Intelligence Group Inc.	3,905	236
	Monotype Imaging Holdings Inc.	11,743	230
	MTS Systems Corp.	3,985	215
*,^ Shutterstock Inc.		4,415	208
	DTS Inc.	4,818	205
*	Rudolph Technologies Inc.	10,135	199
*	ePlus Inc.	1,675	186
*	Perficient Inc.	9,365	169
	TeleTech Holdings Inc.	5,739	165
*	CalAmp Corp.	10,822	157
*	XO Group Inc.	7,186	133
*	Nanometrics Inc.	4,837	116
*	VASCO Data Security International Inc.	7,626	111
	Forrester Research Inc.	2,617	107
*	Digi International Inc.	7,345	98
*	DHI Group Inc.	16,089	98
*	Exar Corp.	9,551	95
	Cohu Inc.	7,626	95
*	Kopin Corp.	29,632	76
*	LivePerson Inc.	9,092	73
*	Agilysys Inc.	3,185	32
			27,436
Materials (4.3%)
	Balchem Corp.	15,437	1,233
*	Ingevity Corp.	20,552	1,076
*	Headwaters Inc.	36,141	857
	Innospec Inc.	11,692	768
*,^ AK Steel Holding Corp.		73,930	675
	KapStone Paper and Packaging Corp.	28,285	578
	Kaiser Aluminum Corp.	5,439	448
	Neenah Paper Inc.	4,746	403
	Quaker Chemical Corp.	3,102	395
*	US Concrete Inc.	6,909	393

Deltic Timber Corp.	5,155	359
*	AdvanSix Inc.	7,709	144
American Vanguard Corp.	6,046	110
7,439
Real Estate (6.1%)
Acadia Realty Trust	38,864	1,285
CoreSite Realty Corp.	16,561	1,168
Retail Opportunity Investments Corp.	53,140	1,097
PS Business Parks Inc.	5,897	659
EastGroup Properties Inc.	8,501	581
DiamondRock Hospitality Co.	52,902	560
Four Corners Property Trust Inc.	29,205	560
LTC Properties Inc.	11,860	539
American Assets Trust Inc.	13,448	539
HFF Inc. Class A	17,087	496
Summit Hotel Properties Inc.	30,644	436
Agree Realty Corp.	7,260	326
CareTrust REIT Inc.	22,570	319
Pennsylvania REIT	13,221	253
*	Parkway Inc.	12,070	237
Universal Health Realty Income Trust	3,963	235
Saul Centers Inc.	3,449	219
Government Properties Income Trust	11,449	215
Getty Realty Corp.	8,730	210
Urstadt Biddle Properties Inc. Class A	7,480	169
Cedar Realty Trust Inc.	22,690	146
RE/MAX Holdings Inc. Class A	2,492	122
*	Forestar Group Inc.	5,845	78
10,449
Telecommunication Services (1.0%)
Cogent Communications Holdings Inc.	13,202	494
Consolidated Communications Holdings Inc.	10,870	311
Cincinnati Bell Inc.	13,324	275
*	General Communication Inc. Class A	13,417	226
ATN International Inc.	2,599	188
Inteliquent Inc.	7,347	166
1,660
Utilities (0.4%)
American States Water Co.	11,054	469
California Water Service Group	5,615	194
663
Total Common Stocks (Cost $152,388)	171,111

Coupon	Shares
Temporary Cash Investments (1.3%)1
Money Market Fund (1.2%)
2,3 Vanguard Market Liquidity Fund	0.691%	21,531	2,153

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.1%)
4	United States Treasury Bill	0.312%	12/8/16	100	100
Total Temporary Cash Investments (Cost $2,253)	2,253

Total Investments (101.3%) (Cost $154,641)	173,364
Other Assets and Liabilities-Net (-1.3%)3	(2,232)
Net Assets (100%)	171,132

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,028,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 1.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $2,125,000 of collateral received for securities on loan.
4 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	171,111	—	—
Temporary Cash Investments	2.153	100	—
Futures Contracts—Liabilities[1]	(1)	—	—
Total	173,263	100	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	December 2016	1	132	10

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2016, the cost of investment securities for tax purposes was $154,641,000. Net unrealized appreciation of investment securities for tax purposes was $18,723,000, consisting of unrealized gains of $24,008,000 on securities that had risen in value since their purchase and $5,285,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD ADMIRAL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date:	January 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD ADMIRAL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date:	January 17, 2017

VANGUARD ADMIRAL FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date:	January 17, 2017

* By:/s/ ANNE E. ROBINSON
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number
33-32548, Incorporated by Reference.